UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET FUNDS, INC.

WESTERN ASSET ABSOLUTE RETURN BOND PORTFOLIO

WESTERN ASSET HIGH YIELD PORTFOLIO

WESTERN ASSET INFLATION-INDEXED PLUS BOND PORTFOLIO

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Absolute Return Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 96.8%
Corporate Bonds and Notes — 40.5%
Aerospace and Defense — 0.5%
L-3 Communications Corp.	5.875%	1/15/15	$130,000	$129,350
L-3 Communications Corp.	6.375%	10/15/15	360,000	363,600
L-3 Communications Corp.	5.200%	10/15/19	830,000	832,075	A

				1,325,025

Airlines — 0.2%
Continental Airlines Inc.	6.820%	5/1/18	60,915	52,387	B
Continental Airlines Inc.	6.703%	6/15/21	58,567	53,296
United Air Lines Inc.	7.032%	10/1/10	55,152	54,463	B
United Air Lines Inc.	7.186%	10/1/12	208,539	203,325
US Airways Pass-Through Trust	6.850%	1/30/18	301,948	223,713	B

				587,184

Beverages — 0.2%
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	460,000	522,920

Building Products — 0.1%
Associated Materials Inc.	9.750%	4/15/12	365,000	358,613
Associated Materials Inc.	11.250%	3/1/14	55,000	41,525
Masco Corp.	7.125%	8/15/13	50,000	51,237

				451,375

Capital Markets — 3.6%
Goldman Sachs Capital II	5.793%	12/29/49	60,000	43,200	C
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	100,000	10	C,D
Lehman Brothers Holdings Inc.	5.625%	1/24/13	1,000,000	176,250	D
Lehman Brothers Holdings Inc.	6.200%	9/26/14	320,000	54,400	D
Lehman Brothers Holdings Inc.	6.750%	12/28/17	2,350,000	235	D
Merrill Lynch and Co. Inc.	5.450%	2/5/13	3,490,000	3,618,854
Merrill Lynch and Co. Inc.	6.050%	5/16/16	1,980,000	1,984,216
Morgan Stanley	6.625%	4/1/18	2,160,000	2,284,034
The Goldman Sachs Group Inc.	6.150%	4/1/18	1,800,000	1,893,443

				10,054,642

Commercial Banks — 2.6%
Wachovia Corp.	5.625%	10/15/16	730,000	762,145
Wachovia Corp.	5.750%	2/1/18	6,120,000	6,477,139

				7,239,284

Commercial Services and Supplies — 0.1%
Republic Services Inc.	5.500%	9/15/19	290,000	298,746	A

Consumer Finance — 6.1%
American Express Co.	6.800%	9/1/66	40,000	34,000	C
American General Finance Corp.	6.900%	12/15/17	1,000,000	699,381
Caterpillar Financial Services Corp.	5.450%	4/15/18	500,000	519,373
Ford Motor Credit Co.	5.700%	1/15/10	270,000	269,923
Ford Motor Credit Co.	9.750%	9/15/10	2,000,000	2,043,778

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
Ford Motor Credit Co.	7.000%	10/1/13	$7,800,000	$7,321,189
Ford Motor Credit Co.	12.000%	5/15/15	1,610,000	1,774,101
GMAC LLC	6.875%	9/15/11	949,000	896,805	A
GMAC LLC	6.000%	12/15/11	1,013,000	937,025	A
GMAC LLC	6.625%	5/15/12	949,000	873,080	A
GMAC LLC	7.500%	12/31/13	273,000	238,875	A
GMAC LLC	8.000%	12/31/18	185,000	139,675	A
GMAC LLC	8.000%	11/1/31	819,000	659,295	A
John Deere Capital Corp.	5.350%	4/3/18	800,000	850,444

				17,256,944

Diversified Financial Services — 4.3%
Air 2 US	8.027%	10/1/19	956,667	803,601	A
BAC Capital Trust XIV	5.630%	12/31/49	40,000	26,200	C
Citigroup Inc.	5.500%	2/15/17	5,570,000	5,181,893
Citigroup Inc.	6.875%	3/5/38	1,380,000	1,384,183
East Lane Re Ltd.	6.483%	5/6/11	300,000	289,503	A,B,E
El Paso Performance-Linked	7.750%	7/15/11	340,000	347,319	A
General Electric Capital Corp.	5.625%	5/1/18	2,800,000	2,786,566
General Electric Capital Corp.	6.375%	11/15/67	60,000	49,650	C
Leucadia National Corp.	8.125%	9/15/15	250,000	255,000
PHH Corp.	7.125%	3/1/13	110,000	99,522
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	330,000	336,600
ZFS Finance USA Trust II	6.450%	12/15/65	500,000	450,000	A,C

				12,010,037

Diversified Telecommunication Services — 2.0%
AT&T Inc.	5.500%	2/1/18	2,930,000	3,057,089
Citizens Communications Co.	7.875%	1/15/27	160,000	146,000
Level 3 Financing Inc.	9.250%	11/1/14	500,000	440,625
Qwest Corp.	7.500%	10/1/14	190,000	191,900
Verizon Communications Inc.	6.100%	4/15/18	1,150,000	1,241,988
Windstream Corp.	8.625%	8/1/16	480,000	490,800

				5,568,402

Electric Utilities — 1.3%
Energy Future Holdings Corp.	10.875%	11/1/17	20,000	15,100
Energy Future Holdings Corp.	11.250%	11/1/17	5,098,600	3,365,076	F
FirstEnergy Corp.	6.450%	11/15/11	83,000	89,769
FirstEnergy Corp.	7.375%	11/15/31	100,000	112,093

				3,582,038

Energy Equipment and Services — 0.1%
Parker Drilling Co.	9.625%	10/1/13	180,000	178,425

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Food and Staples Retailing — 1.8%
CVS Corp.	9.350%	1/10/23	$500,000	$405,635	A,G
CVS Corp.	5.298%	1/11/27	30,358	28,098	A,B
CVS Lease Pass-Through Trust	5.880%	1/10/28	42,765	40,317
CVS Lease Pass-Through Trust	6.036%	12/10/28	114,958	110,814
Safeway Inc.	7.250%	2/1/31	1,360,000	1,666,301
The Kroger Co.	5.000%	4/15/13	1,620,000	1,708,909
The Kroger Co.	6.150%	1/15/20	1,100,000	1,216,448

				5,176,522

Food Products — 0.1%
Sara Lee Corp.	6.250%	9/15/11	150,000	161,978

Health Care Providers and Services — 5.1%
AmerisourceBergen Corp.	5.875%	9/15/15	50,000	53,852
HCA Inc.	6.300%	10/1/12	274,000	263,040
HCA Inc.	9.125%	11/15/14	10,000	10,325
HCA Inc.	6.500%	2/15/16	619,000	549,362
HCA Inc.	9.250%	11/15/16	910,000	940,712
HCA Inc.	9.625%	11/15/16	630,000	655,200	F
Tenet Healthcare Corp.	9.000%	5/1/15	525,000	548,625	A
Tenet Healthcare Corp.	10.000%	5/1/18	525,000	578,812	A
Tenet Healthcare Corp.	8.875%	7/1/19	29,000	30,595	A
U.S. Oncology Holdings Inc.	7.178%	3/15/12	382,000	332,340	E,F
UnitedHealth Group Inc.	4.875%	2/15/13	6,360,000	6,610,406
UnitedHealth Group Inc.	4.875%	4/1/13	940,000	976,697
UnitedHealth Group Inc.	6.000%	2/15/18	1,210,000	1,271,524
WellPoint Inc.	5.875%	6/15/17	1,470,000	1,551,559

				14,373,049

Hotels, Restaurants and Leisure — 0.2%
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	250,000	115,625	D,G
MGM MIRAGE	10.375%	5/15/14	45,000	48,038	A
MGM MIRAGE	6.625%	7/15/15	140,000	108,150
MGM MIRAGE	11.125%	11/15/17	105,000	114,712	A
River Rock Entertainment Authority	9.750%	11/1/11	220,000	202,400
Starwood Hotels and Resorts Worldwide Inc.	7.875%	5/1/12	50,000	51,875

				640,800

Household Durables — 0.2%
Norcraft Cos.	9.000%	11/1/11	480,000	480,000

Independent Power Producers and Energy Traders — 1.9%
Calpine Corp.	8.000%	6/1/16	355,000	363,875	A
Dynegy Holdings Inc.	7.750%	6/1/19	30,000	25,575
Edison Mission Energy	7.750%	6/15/16	110,000	96,250
Edison Mission Energy	7.000%	5/15/17	80,000	66,800
Edison Mission Energy	7.200%	5/15/19	250,000	202,500
Edison Mission Energy	7.625%	5/15/27	90,000	64,350

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
Mirant Mid Atlantic LLC	10.060%	12/30/28	$915,837	$934,153
NRG Energy Inc.	7.375%	2/1/16	250,000	241,875
The AES Corp.	7.750%	3/1/14	1,300,000	1,309,750
The AES Corp.	7.750%	10/15/15	300,000	301,500
The AES Corp.	8.000%	10/15/17	1,630,000	1,640,188

				5,246,816

Insurance — 2.6%
Allstate Life Global Funding Trust	5.375%	4/30/13	440,000	468,337
American International Group Inc.	5.850%	1/16/18	4,420,000	3,200,115
ASIF Global Financing XIX	4.900%	1/17/13	1,400,000	1,271,046	A
MetLife Inc.	6.400%	12/15/36	50,000	42,250
Metropolitan Life Global Funding I	5.125%	4/10/13	1,130,000	1,171,616	A
Pacific Life Global Funding	5.150%	4/15/13	1,040,000	1,087,582	A
The Travelers Cos. Inc.	6.250%	3/15/37	120,000	105,507	C

				7,346,453

Media — 1.3%
Affinion Group Inc.	11.500%	10/15/15	430,000	441,825
Charter Communications Operating LLC	12.875%	9/15/14	160,000	173,200	A,D,G
Comcast Corp.	6.500%	1/15/17	70,000	76,830
Comcast Corp.	5.700%	5/15/18	2,350,000	2,470,705
DISH DBS Corp.	7.875%	9/1/19	400,000	404,000	A
Gannett Co. Inc.	6.375%	4/1/12	40,000	38,845
News America Inc.	6.650%	11/15/37	50,000	52,085

				3,657,490

Metals and Mining — 0.9%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	1,910,000	2,031,762
Steel Dynamics Inc.	8.250%	4/15/16	410,000	412,050	A

				2,443,812

Multiline Retail — 0.1%
The Neiman-Marcus Group Inc.	9.000%	10/15/15	493,191	421,678	F

Oil, Gas and Consumable Fuels — 4.8%
Anadarko Petroleum Corp.	5.950%	9/15/16	540,000	572,162
Belden and Blake Corp.	8.750%	7/15/12	1,060,000	985,800
Chesapeake Energy Corp.	6.375%	6/15/15	400,000	371,500
Chesapeake Energy Corp.	6.500%	8/15/17	100,000	91,750
Chesapeake Energy Corp.	7.250%	12/15/18	55,000	51,975
Dynegy Roseton/Danskammer Pass Through Trust	7.670%	11/8/16	420,000	385,875
El Paso Corp.	7.000%	6/15/17	1,690,000	1,656,200
Energy Transfer Partners LP	6.700%	7/1/18	3,800,000	4,066,368
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000,000	1,045,091
Petrohawk Energy Corp.	9.125%	7/15/13	250,000	256,875

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
SandRidge Energy Inc.	8.625%	4/1/15	$1,000,000	$991,250	F
SemGroup LP	8.750%	11/15/15	335,000	21,775	A,D,G
Whiting Petroleum Corp.	7.250%	5/1/12	160,000	160,000
XTO Energy Inc.	5.500%	6/15/18	2,688,000	2,773,965

				13,430,586

Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	250,000	625	D,G

Real Estate Investment Trusts (REITs) — N.M.
Health Care Property Investors Inc.	6.450%	6/25/12	60,000	61,858

Real Estate Management and Development — 0.1%
Realogy Corp.	12.375%	4/15/15	755,000	417,137

Road and Rail — 0.1%
Hertz Corp.	8.875%	1/1/14	200,000	202,000

Trading Companies and Distributors — 0.1%
Ashtead Capital Inc.	9.000%	8/15/16	200,000	192,000	A

Wireless Telecommunication Services — 0.1%
Cricket Communications Inc.	7.750%	5/15/16	315,000	319,725	A

Total Corporate Bonds and Notes (Cost — $116,279,222)				113,647,551

Asset-Backed Securities — 5.9%
Fixed Rate Securities — 1.4%
ABSC Manufactured Housing Contract 2004-CN1	8.400%	12/2/30	170,000	122,552	A,B
Associates Manufactured Housing Pass Through Certificates 1997-CLB2	8.900%	6/15/28	1,822,686	1,672,133	B
Bombardier Capital Mortgage Securitization Corp. 2000-A A3	7.830%	6/15/30	1,652,052	922,390
Centex Home Equity 2003-B AF4	3.735%	2/25/32	142,664	107,982
Lehman XS Trust 2007-1 WF1	7.000%	1/25/37	1,368,930	780,290
Oakwood Mortgage Investors Inc. 1999-D A1	7.840%	11/15/29	272,912	208,738
Pegasus Aviation Lease Securitization 2000-1 A2	8.370%	3/25/30	390,000	103,350	A,B

				3,917,435

Indexed SecuritiesE — 4.4%
ACE Securities Corp. 2006-GP1 A	0.376%	2/25/31	406,073	299,588
Amortizing Residential Collateral Trust 2005-BC5 M1	1.281%	7/25/32	610,369	331,567
Bear Stearns Asset-Backed Securities Trust 2006-SD2	0.446%	6/25/36	536,678	501,432
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1	0.446%	11/25/45	155,796	93,983	A
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A	0.646%	11/25/46	454,574	179,557	A
Countrywide Home Equity Loan Trust 2006-B 2A	0.443%	5/15/36	337,006	123,380
Fremont Home Loan Trust 2006-B 2A2	0.346%	8/25/36	1,229,135	658,719
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1	0.426%	12/25/36	1,907,520	739,301
GSAA Home Equity Trust 2007-6 A4	0.546%	5/25/47	2,090,000	937,106
GSAMP Trust 2006-SEA1 A	0.546%	5/25/36	354,438	194,964	A,B

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
GSRPM Mortgage Loan Trust 2006-2 A2	0.546%	9/25/36	$506,658	$270,512	A
HSI Asset Securitization Corp. Trust 2007-NC1 A3	0.426%	4/25/37	2,740,000	944,971
Indymac Seconds Asset Backed Trust A-A	0.376%	6/25/36	1,311,190	109,421
IXIS Real Estate Capital Trust 2005-HE4 A3	0.586%	2/25/36	985,230	770,832
Lehman XS Trust 2006-16N A4B	0.486%	11/25/46	685,891	191,731
Lehman XS Trust 2006-2N 1A1	0.506%	2/25/46	425,455	203,918
Lehman XS Trust 2006-GP3 2A2	0.466%	6/25/46	688,034	130,936
Lehman XS Trust 2007-2N 3A1	0.336%	2/25/37	1,892,944	1,419,708
MASTR Second Lien Trust 2005-1 A	0.516%	9/25/35	268,253	219,307
MASTR Specialized Loan Trust 2006-3 A	0.506%	6/25/46	420,437	232,556	A
MASTR Specialized Loan Trust 2007-1 A	0.616%	1/25/37	363,069	123,443	A
Morgan Stanley Home Equity Loans 2007-1 A3	0.386%	12/25/36	2,720,000	897,013
Morgan Stanley Mortgage Loan Trust 2006-12XS	0.366%	10/25/36	132,159	119,998
Nelnet Student Loan Trust 2008-4 A4	1.984%	4/25/24	860,000	880,933
Option One Mortgage Loan Trust 2005-1 A4	0.646%	2/25/35	803,209	607,604
RAAC 2006-RP4 A	0.536%	1/25/46	615,934	346,835	A
Structured Asset Securities Corp. 2007-BC4 A3	0.516%	11/25/37	950,634	856,567

				12,385,882

Stripped Securities — 0.1%
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5	0.000%	4/25/36	1,050,000	162,052	B,H2

Variable Rate SecuritiesI — N.M.
GSAMP Trust 2006-S3 A1	6.085%	5/25/36	360,281	25,533	C

Total Asset-Backed Securities (Cost — $27,475,975)				16,490,902

Mortgage-Backed Securities — 13.3%
Fixed Rate Securities — 0.2%
Banc of America Funding Corp. 2006-8T2 A2	5.791%	10/25/36	193,223	174,303
BlackRock Capital Finance LP 1997-R1	7.750%	3/25/37	95,074	13,719	A
Indymac Manufactured Housing Contract A2-2	6.170%	12/25/11	474,425	442,889

				630,911

Indexed SecuritiesE — 8.2%
American Home Mortgage Assets 2006-6 A1A	0.436%	12/25/46	314,758	148,570
American Home Mortgage Investment Trust 2005-4 5A	5.350%	11/25/45	761,163	447,109
Banc of America Mortgage Securities 2003-F 1A1	4.123%	7/25/33	29,264	27,272
Banc of America Mortgage Securities 2004-A 1A1	5.408%	2/25/34	64,436	59,759
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1	5.735%	2/25/36	2,753,341	1,779,152
Bear Stearns Alt-A Trust 2004-10 1A1	0.926%	9/25/34	187,146	113,721
Bear Stearns Alt-A Trust 2004-11 1A2	1.086%	11/25/34	118,460	19,402
Bear Stearns Alt-A Trust 2005-2 1A1	0.746%	3/25/35	54,538	31,959
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1	0.406%	12/25/46	1,033,077	487,943

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1	0.506%	11/25/35	$534,813	$283,628
Countrywide Alternative Loan Trust 2005-24 4A1	0.476%	7/20/35	716,486	379,343
Countrywide Alternative Loan Trust 2005-51 2A1	0.546%	11/20/35	439,155	231,610
Countrywide Alternative Loan Trust 2005-59 1A1	0.616%	11/20/35	617,957	333,122
Countrywide Alternative Loan Trust 2005-76 3A1	0.506%	1/25/46	463,983	246,048
Countrywide Alternative Loan Trust 2005-J12	0.516%	8/25/35	266,310	128,895
Countrywide Alternative Loan Trust 2006-OA10 4A3	0.516%	8/25/46	2,069,360	305,335
Countrywide Alternative Loan Trust 2006-OA8 1A2	0.476%	7/25/46	681,678	116,107
Countrywide Home Loans 2001-HYB1 1A1	3.666%	6/19/31	31,122	30,452
Countrywide Home Loans 2003-60 1A1	5.539%	2/25/34	481,110	423,819
Countrywide Home Loans 2003-HYB1 1A1	5.044%	5/19/33	33,835	30,625
Countrywide Home Loans 2006-3 1A2	0.576%	3/25/36	512,299	94,989
Deutsche Mortgage Securities Inc. 2004-4 7AR2	0.696%	6/25/34	292,566	211,407
First Horizon Alternative Mortgage Securities 2005-AA12 1A1	3.685%	2/25/36	502,042	291,427
Greenpoint Mortgage Funding Trust 2006-AR2 1A2	0.496%	4/25/36	3,358,686	964,385
Greenpoint Mortgage Funding Trust 2006-AR3 3A1	0.476%	4/25/36	651,020	276,125
GSR Mortgage Loan Trust 2006-0A1 2A2	0.506%	8/25/46	709,035	185,986
Harborview Mortgage Loan Trust 2006-13 A	0.426%	11/19/46	527,377	241,779
Harborview Mortgage Loan Trust 2006-14 2A1A	0.396%	1/25/47	1,120,565	530,742
Harborview Mortgage Loan Trust 2007-7 2A1A	1.246%	11/25/47	1,517,867	845,895
Impac CMB Trust 2004-5 1A1	0.606%	10/25/34	249,608	174,015
Impac CMB Trust 2004-6 1A2	1.026%	10/25/34	350,264	225,116
Impac CMB Trust 2005-7 A1	0.506%	11/25/35	481,886	274,913
Impac Secured Assets Corp. 2004-3 1A4	1.046%	11/25/34	16,013	11,960
Impac Secured Assets Corp. 2005-2	0.566%	3/25/36	364,417	156,266
Lehman XS Trust 2006-GP2 1A1A	0.316%	6/25/46	54,591	39,306	B
Merit Securities Corp. 11PA B2	1.746%	9/28/32	34,755	24,889	A
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3	5.043%	5/25/34	1,084,521	1,001,072
Residential Accredit Loans Inc. 2007-Q01 A1	0.396%	2/25/47	3,151,189	1,467,478
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1	0.651%	6/25/34	21,873	15,716
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS	0.566%	10/25/35	1,573,862	847,602
Structured Asset Mortgage Investments Inc. 2003-AR2 A1	0.616%	12/19/33	110,921	91,166
Structured Asset Mortgage Investments Inc. 2006-AR6	0.436%	7/25/46	1,964,480	877,569
Structured Asset Mortgage Investments Inc. 2007-AR4 A1	0.446%	9/25/47	1,277,396	1,178,073
Structured Asset Securities Corp. 2002-08A 7A1	3.743%	5/25/32	101,380	92,208
Structured Asset Securities Corp. 2002-11A 1A1	4.241%	6/25/32	26,345	24,106
Structured Asset Securities Corp. 2002-16A 1A1	4.532%	8/25/32	240,434	239,728
Structured Asset Securities Corp. 2002-18A 1A1	4.270%	9/25/32	16,282	14,140
Structured Asset Securities Corp. 2004-NP1 A	0.646%	9/25/33	228,820	187,633	A,G
Thornburg Mortgage Securities Trust 2004-1 I2A	0.696%	3/25/44	37,790	34,565

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass- Through Certificates 2006-AR11 3A1A	1.821%	9/25/46	$2,759,707	$1,297,223
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A	1.841%	4/25/46	4,268,261	1,920,717	B
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A	1.871%	5/25/46	3,472,657	1,732,257
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	1.871%	6/25/46	1,851,265	657,820
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A	1.861%	8/25/46	2,534,657	1,214,725

				23,066,869

Variable Rate SecuritiesI — 4.9%
Adjustable Rate Mortgage Trust 2004-1 4A1	5.552%	1/25/35	3,930,216	3,565,409
Banc of America Funding Corp. 2006-D 6A1	5.885%	5/20/36	1,340,512	809,038
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1	5.268%	2/25/35	129,206	103,105	B
Bear Stearns Alt-A Trust 2003-5 2A1	4.073%	12/25/33	603,292	539,093
Bear Stearns Alt-A Trust 2005 -10 21A1	4.654%	1/25/36	468,605	271,791
BlackRock Capital Finance LP 1996-R1	9.580%	9/25/26	287,998	72,172
MASTR Adjustable Rate Mortgages Trust 2003-3 3A4	3.470%	9/25/33	1,830,650	1,539,761
Morgan Stanley Mortgage Loan Trust 2004-6AR	4.001%	8/25/34	111,146	82,796
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3	5.401%	3/25/36	566,937	339,658
Nomura Asset Acceptance Corp. 2006-AF2 4A	6.658%	8/25/36	626,978	236,725
Sequoia Mortgage Trust 2007-4 4A1	6.054%	7/20/47	1,547,513	1,083,259
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1	2.512%	11/25/34	60,347	45,391
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2	3.760%	4/25/34	1,008,976	863,772
Structured Adjustable Rate Mortgage Loan Trust 2005-20 4A1	5.249%	10/25/35	2,086,028	1,387,654
Thornburg Mortgage Securities Trust 2007-4 2A1	6.206%	9/25/37	1,453,475	1,170,715
Thornburg Mortgage Securities Trust 2007-4 3A1	6.194%	9/25/37	1,424,350	1,159,883
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1	3.789%	5/25/35	485,533	459,942

				13,730,164

Total Mortgage-Backed Securities (Cost — $62,394,770)				37,427,944

Loan Participations and AssignmentsE — 8.4%
Aerospace and Defense — 0.2%
Dubai Aerospace Enterprise, Term Loan, Tranche B1	4.240%	10/30/09	287,234	257,075
Dubai Aerospace Enterprise, Term Loan, Tranche B2	4.240%	10/30/09	281,004	251,498

				508,573

Quarterly Report to Shareholders 9

	Rate		Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Auto Components — 0.3%
Allison Transmission Inc., Term Loan, Tranche B	3.000%		10/13/09	$959,433	$835,240

Automobiles — 0.3%
Chrysler Financial Services NA LLC, First Lien Term Loan	4.250%		10/15/09	980,000	938,595

Containers and Packaging — 0.6%
Amscan Holdings Inc., Term Loan, Tranche B	2.533% 3.381	to %	12/29/09	975,000	861,656
Graham Packaging Company LP, Term Loan C	6.750%		12/31/09	875,503	874,272

					1,735,928

Distributors — 0.2%
Keystone Automotive Industries Inc., Term Loan, Tranche B	3.743% 5.750	to %	12/31/09	943,625	552,021

Diversified Consumer Services — 0.3%
Thomson Medical Education, Term Loan, Tranche B	2.750%		10/30/09	980,000	881,510

Electric Utilities — 0.3%
TXU, Term Loan, Tranche B2	3.754% 3.783	to %	12/31/09	1,225,000	966,831

Energy Equipment and Services — 0.3%
Brand Energy, Term Loan, Tranche B	3.563% 3.688	to %	12/31/09	980,000	907,725

Health Care Providers and Services — 0.3%
Community Health Systems Inc., Term Loan, Tranche B	2.496% 2.622	to %	11/30/09	951,425	892,912
Community Health, Delayed Draw Term Loan	2.496%		10/30/09	48,575	45,588

					938,500

Hotels, Restaurants and Leisure — 0.6%
Harrah’s Entertainment Inc., Term Loan B	3.504%		10/26/09	806,853	650,727
Las Vegas Sands LLC, Delayed Term Loan	2.040%		12/31/09	197,500	164,098
Las Vegas Sands LLC, Term Loan, Tranche B	2.040%		12/31/09	782,000	649,744
Wimar Opco LLC, Term Loan, Tranche B	0.000%		12/31/09	947,645	284,293	P

					1,748,862

IT Services — 0.6%
First Data Corp., Term Loan B2	3.033% 3.036	to %	12/31/09	992,405	853,043
SunGard Data Systems Inc., Term Loan, Tranche B	2.004%		10/9/09	967,588	905,905

					1,758,948

Media — 2.5%
Cedar Fair LP, Term Loan, Tranche B	2.246%		10/30/09	945,208	906,514
Charter Communications Operating LLC, Term Loan	6.250%		12/31/09	982,500	935,831	G

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Media — Continued
Citadel Communication Group, Term Loan, Tranche B	2.040% to 2.330%	12/31/09	$1,000,000	$645,500
Idearc Inc., Term Loan, Tranche B	6.250%	12/31/09	951,360	402,742
Insight Midwest Holdings LLC, Term Loan, Tranche B	2.260%	10/2/09	675,000	641,009
Lodgenet Entertainment Corp., Term Loan, Tranche B	2.290%	12/31/09	838,971	740,392
Univision Communications, Term Loan, Tranche B	2.533%	12/31/09	1,000,000	843,958
UPC Broadband Holding, Term Loan, Tranche N1	2.011%	10/1/09	1,296,576	1,212,298
UPC, Term Loan	3.761%	10/1/09	703,424	675,991

				7,004,235

Metals and Mining — 0.3%
Noranda Aluminum Acquisition Corp., Term Loan	2.246%	10/26/09	868,118	694,494

Multiline Retail — 0.3%
Neiman Marcus Group Inc., Term Loan	2.253% to 2.322%	12/7/09	1,000,000	862,500

Oil, Gas and Consumable Fuels — 0.2%
Ashmore Energy, Term Loan	3.246%	10/28/09	50,966	45,933
Ashmore Energy, Term Loan	3.283%	12/31/09	438,647	395,331

				441,264

Paper and Forest Products — 0.2%
Georgia-Pacific Corp., First Lien Term Loan	2.283% to 3.714%	12/31/09	450,242	432,514

Road and Rail — 0.3%
Swift Transportation, Term Loan	3.563%	10/8/09	881,775	799,843

Semiconductors and Semiconductor Equipment — 0.3%
Sensata Technologies, Term Loan, Tranche B	2.246%	10/29/09	967,500	825,399

Specialty Retail — 0.3%
Michaels Stores Inc., Term Loan B	2.500% to 2.563%	11/9/09	977,387	871,910

Total Loan Participations and Assignments (Cost — $27,828,133)				23,704,892

U.S. Government and Agency Obligations — 3.2%
Fixed Rate Securities — 0.2%
United States Treasury Bonds	3.500%	2/15/39	63,000	57,074
United States Treasury Bonds	4.500%	8/15/39	390,000	420,469

				477,543

Treasury Inflation-Protected SecuritiesJ — 3.0%
United States Treasury Inflation-Protected Security	2.000%	7/15/14	388,460	403,756
United States Treasury Inflation-Protected Security	1.625%	1/15/15	958,698	976,674
United States Treasury Inflation-Protected Security	2.500%	7/15/16	842,464	903,016	K
United States Treasury Inflation-Protected Security	2.375%	1/15/17	4,463,906	4,749,872

Quarterly Report to Shareholders 11

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	2.375%	1/15/27	$1,452,371	$1,526,352

				8,559,670

Total U.S. Government and Agency Obligations (Cost — $8,446,529)				9,037,213

U.S. Government Agency Mortgage-Backed Securities — 18.1%
Fixed Rate Securities — 18.1%
Fannie Mae	5.000%	12/1/39	14,630,000	15,074,645	L,M
Fannie Mae	5.500%	12/1/39	29,400,000	30,750,577	L,M
Fannie Mae	6.000%	12/1/39	200,000	211,000	L,M
Freddie Mac	5.500%	12/1/39	4,500,000	4,709,529	L,M

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $50,466,582)				50,745,751

Yankee BondsN — 3.7%
Commercial Banks — 1.2%
Glitnir Banki Hf	6.375%	9/25/12	680,000	166,600	A,D,G
Glitnir Banki Hf	6.693%	6/15/16	1,810,000	181	A,C,D,G
Glitnir Banki Hf	7.451%	9/14/49	100,000	10	A,C,D,G
Groupe BPCE SA	12.500%	6/29/49	1,022,000	1,113,980	A,C
HBOS Capital Funding LP	6.071%	6/30/49	230,000	129,950	A,C
ICICI Bank Ltd.	6.375%	4/30/22	442,000	361,561	A,C
Kaupthing Bank Hf	7.625%	2/28/15	3,130,000	665,125	A,D,G
Kaupthing Bank Hf	7.125%	5/19/16	240,000	24	A,D,G
Landsbanki Islands Hf	6.100%	8/25/11	2,190,000	114,975	A,D,G
Royal Bank of Scotland Group PLC	5.000%	10/1/14	930,000	841,128
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	300,000	157,500	A,C

				3,551,034

Diversified Financial Services — 0.1%
TNK-BP Finance SA	7.500%	7/18/16	192,000	188,160	A
TNK-BP Finance SA	6.625%	3/20/17	232,000	213,162	A

				401,322

Diversified Telecommunication Services — 0.1%
Wind Acquisition Finance SA	10.750%	12/1/15	300,000	330,000	A

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	250,000	248,125

Food and Staples Retailing — 1.2%
Delhaize Group	6.500%	6/15/17	3,014,000	3,280,245

Foreign Government — 0.1%
Russian Federation	7.500%	3/31/30	240,000	260,544	A

Media — 0.1%
NTL Cable PLC	9.125%	8/15/16	155,000	159,262

12 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Rate	Maturity Date	Par/Shares†			Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 0.5%
Novelis Inc.	7.250%	2/15/15	$440,000			$380,600
Teck Resources Ltd.	9.750%	5/15/14	40,000			44,000
Teck Resources Ltd.	10.250%	5/15/16	30,000			33,900
Teck Resources Ltd.	10.750%	5/15/19	65,000			75,562
Vale Overseas Ltd.	6.875%	11/21/36	546,000			564,854
Vedanta Resources PLC	8.750%	1/15/14	330,000			329,175	A

						1,428,091

Oil, Gas and Consumable Fuels — 0.1%
Teekay Shipping Corp.	8.875%	7/15/11	140,000			144,025

Paper and Forest Products — 0.2%
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	530,000			522,050	A,D

Total Yankee Bonds (Cost — $17,095,428)						10,324,698

Foreign Government Obligations — 3.4%
Brazil Notas do Tesouro Nacional Series F	10.000%	1/1/12	2,024,000		BRL	1,111,611
Commonwealth of Australia	4.000%	8/20/20	1,730,000		AUD	2,335,330	O
Federative Republic of Brazil	10.000%	7/1/10	2,200,000		BRL	1,252,092
Federative Republic of Brazil	6.000%	5/15/15	591,000		BRL	606,065	O
Government of Indonesia	10.250%	7/15/27	10,665,000,000		IDR	1,056,516
Kingdom of Sweden Inflation-Protected Notes	3.500%	12/1/28	7,000,000		SEK	1,544,959	O
Thailand Government Bond	4.250%	3/13/13	22,000,000		THB	691,028
United Kingdom Treasury Gilt	1.250%	11/22/55	383,054		GBP	813,449	O

Total Foreign Government Obligations (Cost — $8,592,189)						9,411,050

Preferred Stocks — 0.3%
Fannie Mae	7.000%		1,900		shs	4,275	E,M,P
General Motors Corp.	5.250%		64,000			230,400
Preferred Blocker Inc.	7.000%		1,226			712,957	A

Total Preferred Stocks (Cost — $602,439)						947,632

Total Long-Term Securities (Cost — $319,181,267)						271,737,633

Short-Term Securities — 18.1%
U.S. Government and Agency Obligations — 9.4%
Fannie Mae	0.000%	1/25/10	$1,500,000			1,499,513	K,M,Q
Fannie Mae	0.000%	1/15/10	25,000,000			24,992,574	M,Q

						26,492,087

Options Purchased — 0.1%
Credit Suisse First Boston Swaption Put, April 2011, Strike Price $5.18			2,570,000	R		70,505

Quarterly Report to Shareholders 13

	Rate	Maturity Date	Par/Shares		Value
Short-Term Securities — Continued
Options Purchased — Continued
Credit Suisse First Boston Swaption Put, April 2012, Strike Price $5.20			1,290,000	R	$87,465
Credit Suisse First Boston Swaption Put, May 2011, Strike Price $5.12			1,290,000	R	38,133
U.S. Treasury Note Futures Put, November 2009, Strike Price $117.00			16	R	14,500

					210,603

Repurchase Agreement — 8.6%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $24,079,033 on 10/1/09 (Collateral: $24,589,000 Freddie Mac discount notes, 0.000% due 3/8/10, value $24,560,580)			$24,079,000		24,079,000

Total Short-Term Securities (Cost — $50,707,117)					50,781,690

Total Investments — 114.9% (Cost — $369,888,384)S					322,519,323
Other Assets Less Liabilities — (14.9)%					(41,776,279)

Net Assets — 100.0%					$280,743,044

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedT
Eurodollar Futures	March 2010	105	$108,472
Eurodollar Futures	June 2010	28	16,660
Eurodollar Futures	September 2010	22	26,065
German Euro Bund Futures	December 2009	95	85,645
U.S. Treasury Bond Futures	December 2009	12	45,867
U.S. Treasury Note Futures	December 2009	7	9,837

			$292,546

Futures Contracts WrittenT
U.S. Treasury Note Futures	December 2009	96	$(42,078)
U.S. Treasury Note Futures	December 2009	32	(20,596)
United Kingdom Treasury Gilt Futures	December 2009	54	(3,669)

			$(66,343)

Options WrittenT
Barclays Swaption Call, Strike Price $4.86	October 2013	4,770,000	$(135,860)
Barclays Swaption Call, Strike Price $4.95	October 2013	4,770,000	(161,841)
Barclays Swaption Put, Strike Price $4.86	October 2013	4,770,000	4,178
Barclays Swaption Put, Strike Price $4.95	October 2013	4,770,000	9,727
Credit Suisse First Boston Swaption Put, Strike Price $4.43	October 2009	6,600,000	41,357
Credit Suisse First Boston Swaption Put, Strike Price $4.48	November 2009	2,580,000	18,430
Credit Suisse First Boston Swaption Put, Strike Price $4.74	October 2009	2,580,000	30,936
Credit Suisse First Boston Swaption Put, Strike Price $5.03	April 2010	1,290,000	(3,563)
Eurodollar Futures Call, Strike Price $99.00	March 2010	88	(53,840)
Eurodollar Futures Put, Strike Price $98.88	March 2010	88	32,360

14 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Absolute Return Portfolio - Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Options Written — Continued
U.S. Treasury Note Futures Call, Strike Price $117.00	November 2009	73	(90,474)

			$(308,590)

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
Citibank NA	11/19/2009	JPY	173,092,800	USD	$1,823,181	$106,897
Citibank NA	11/19/2009	USD	1,068,832	CAD	1,150,138	(6,544)
Credit Suisse First Boston (London)	11/19/2009	USD	792,344	GBP	467,515	44,994
Credit Suisse First Boston (London)	11/19/2009	USD	1,743,315	JPY	165,039,620	(96,966)

						$48,381

N.M. Not Meaningful.

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 7.51% of net assets.
B	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Bond is currently in default.
E	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
F	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
J	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
K	All or a portion of this security is collateral to cover futures and options contracts written.
L	When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
N	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
O	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
P	Non-income producing.
Q	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
R	Par represents actual number of contracts.
S	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,150,510
Gross unrealized depreciation	(57,519,571)

Net unrealized depreciation	$(47,369,061)

T	Written options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
SEK	— Swedish Krona
THB	— Thai Baht
USD	— U.S. Dollar

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset High Yield Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 96.7%
Corporate Bonds and Notes — 79.6%
Aerospace and Defense — 0.9%
L-3 Communications Corp.	5.875%	1/15/15	$1,685,000	$1,676,575
L-3 Communications Corp.	6.375%	10/15/15	1,575,000	1,590,750
TransDigm Inc.	7.750%	7/15/14	2,835,000	2,753,494	A

				6,020,819

Airlines — 2.3%
American Airlines Inc.	10.500%	10/15/12	670,000	678,375	A
AMR Corp.	6.250%	10/15/14	185,000	195,406	B
Continental Airlines Inc.	7.339%	4/19/14	1,305,000	1,125,562	C
DAE Aviation Holdings Inc.	11.250%	8/1/15	8,810,000	6,871,800	A
Delta Air Lines Inc.	7.711%	9/18/11	3,485,000	3,223,625
Delta Air Lines Inc.	8.954%	8/10/14	1,597,852	1,258,309	C
Delta Air Lines Inc.	9.500%	9/15/14	905,000	905,000	A
Delta Air Lines Inc.	12.250%	3/15/15	1,000,000	932,500	A
United Air Lines Inc.	7.032%	10/1/10	255,248	252,058	C
United Air Lines Inc.	7.186%	10/1/12	732,438	714,127

				16,156,762

Auto Components — 0.6%
Affinia Group Inc.	10.750%	8/15/16	650,000	698,750	A
Allison Transmission	11.000%	11/1/15	315,000	308,700	A
Allison Transmission	12.000%	11/1/15	2,390,000	2,222,700	A,D
Visteon Corp.	8.250%	8/1/10	982,000	240,590	E
Visteon Corp.	12.250%	12/31/16	1,636,000	417,180	A,E

				3,887,920

Automobiles — 0.4%
General Motors Corp.	7.200%	1/15/11	6,180,000	942,450	E
General Motors Corp.	8.250%	7/15/23	1,320,000	204,600	E
General Motors Corp.	8.375%	7/15/33	9,260,000	1,504,750	E

				2,651,800

Building Products — 1.4%
Associated Materials Inc.	9.750%	4/15/12	2,150,000	2,112,375
Associated Materials Inc.	11.250%	3/1/14	6,080,000	4,590,400
Nortek Inc.	10.000%	12/1/13	2,855,000	2,912,100	F
NTK Holdings Inc.	10.750%	3/1/14	4,445,000	122,237	F
USG Corp.	9.750%	8/1/14	370,000	386,650	A

				10,123,762

Capital Markets — 0.1%
Lehman Brothers Holdings Inc.	5.250%	2/6/12	2,570,000	436,900	E

Chemicals — 0.4%
ARCO Chemical Co.	9.800%	2/1/20	70,000	47,250	E,F
Ashland Inc.	9.125%	6/1/17	2,145,000	2,295,150	A

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Chemicals — Continued
Westlake Chemical Corp.	6.625%	1/15/16	$712,000	$669,280

				3,011,680

Commercial Banks — 0.5%
BankAmerica Institutional Capital B	7.700%	12/31/26	300,000	276,000	A
Wells Fargo Capital XIII	7.700%	12/29/49	2,875,000	2,530,000	G
Wells Fargo Capital XV	9.750%	12/29/49	910,000	946,400	G

				3,752,400

Commercial Services and Supplies — 1.1%
ACCO Brands Corp.	10.625%	3/15/15	715,000	747,175	A
RCS Equipment Rental Inc.	9.500%	12/1/14	4,090,000	3,946,850
US Investigations Services Inc.	10.500%	11/1/15	320,000	270,400	A
US Investigations Services Inc.	11.750%	5/1/16	3,700,000	2,849,000	A

				7,813,425

Communications Equipment — 0.4%
EchoStar DBS Corp.	7.000%	10/1/13	910,000	916,825
EchoStar DBS Corp.	6.625%	10/1/14	1,460,000	1,419,850
EchoStar DBS Corp.	7.750%	5/31/15	665,000	678,300

				3,014,975

Consumer Finance — 4.5%
Capital One Capital V	10.250%	8/15/39	1,830,000	2,022,186
Ford Motor Credit Co.	9.875%	8/10/11	2,780,000	2,819,468
Ford Motor Credit Co.	7.500%	8/1/12	1,555,000	1,493,060
Ford Motor Credit Co.	12.000%	5/15/15	17,340,000	19,107,397
GMAC LLC	8.000%	12/31/18	404,000	305,020	A
GMAC LLC	8.000%	11/1/31	7,258,000	5,842,690	A

				31,589,821

Containers and Packaging — 1.0%
BWAY Corp.	10.000%	4/15/14	1,120,000	1,184,400	A
Graham Packaging Co. Inc.	8.500%	10/15/12	895,000	903,950
Graham Packaging Co. Inc.	9.875%	10/15/14	1,255,000	1,289,513
Rock-Tenn Co.	9.250%	3/15/16	975,000	1,043,250
Solo Cup Co.	10.500%	11/1/13	2,460,000	2,607,600	A

				7,028,713

Distributors — 0.1%
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,450,000	380,625

Diversified Consumer Services — 1.1%
Education Management LLC	8.750%	6/1/14	35,000	37,100
Education Management LLC	10.250%	6/1/16	5,285,000	5,866,350
Service Corp. International	7.625%	10/1/18	515,000	518,863

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Consumer Services — Continued
Service Corp. International	7.500%	4/1/27	$1,332,000	$1,188,810

				7,611,123

Diversified Financial Services — 4.5%
AAC Group Holding Corp.	10.250%	10/1/12	4,335,000	4,161,600	A
BAC Capital Trust VI	5.625%	3/8/35	1,670,000	1,294,901
Bank of America Corp.	8.000%	12/29/49	640,000	569,024	G
CCM Merger Inc.	8.000%	8/1/13	3,735,000	3,062,700	A
CIT Group Inc.	4.125%	11/3/09	840,000	677,679
CIT Group Inc.	0.420%	3/12/10	3,155,000	2,271,600	H
DI Finance LLC	9.500%	2/15/13	2,889,000	2,946,780
El Paso Performance-Linked	7.750%	7/15/11	140,000	143,014	A
Fresenius US Finance II Inc.	9.000%	7/15/15	3,365,000	3,667,850	A
International Lease Finance Corp.	5.750%	6/15/11	325,000	296,038
JPMorgan Chase and Co.	7.900%	4/29/49	2,960,000	2,842,103	G
Leucadia National Corp.	7.750%	8/15/13	490,000	494,900
Leucadia National Corp.	8.125%	9/15/15	2,100,000	2,142,000
TNK-BP Finance SA	7.875%	3/13/18	815,000	795,685	A
Vanguard Health Holding Co. I LLC	0.000%	10/1/15	655,000	681,200	G
Vanguard Health Holding Co. II LLC	9.000%	10/1/14	5,785,000	5,900,700

				31,947,774

Diversified Telecommunication Services — 3.0%
Cincinnati Bell Inc.	8.250%	10/15/17	2,505,000	2,468,978
Cincinnati Bell Inc.	6.300%	12/1/28	1,130,000	841,850
Frontier Communications Corp.	8.125%	10/1/18	1,110,000	1,116,937
Hawaiian Telcom Communications Inc.	12.500%	5/1/15	1,305,000	1,631	E,F
Intelsat Corp.	9.250%	8/15/14	2,475,000	2,536,875
Level 3 Financing Inc.	12.250%	3/15/13	5,905,000	5,964,050
Level 3 Financing Inc.	9.250%	11/1/14	2,815,000	2,480,719
Qwest Communications International Inc.	7.250%	2/15/11	337,000	341,634
Qwest Communications International Inc.	7.500%	2/15/14	477,000	471,038
Qwest Communications International Inc.	8.000%	10/1/15	2,200,000	2,197,250	A
Windstream Corp.	8.625%	8/1/16	2,965,000	3,031,712

				21,452,674

Electric Utilities — 3.3%
Elwood Energy LLC	8.159%	7/5/26	2,024,211	1,783,073
Energy Future Holdings Corp.	10.875%	11/1/17	2,855,000	2,155,525
Energy Future Holdings Corp.	11.250%	11/1/17	19,977,300	13,185,018	D
North American Energy Alliance LLC	10.875%	6/1/16	910,000	937,300	A
Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	6,260,000	4,507,200
Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	880,000	633,600
Texas Competitive Electric Holdings Co. LLC	10.500%	11/1/16	195,228	130,802	D

				23,332,518

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — 1.2%
Basic Energy Services Inc.	11.625%	8/1/14	$2,300,000	$2,438,000	A
Complete Production Services Inc.	8.000%	12/15/16	1,735,000	1,578,850
Key Energy Services Inc.	8.375%	12/1/14	2,710,000	2,574,500
Parker Drilling Co.	9.625%	10/1/13	836,000	828,685
RRI Energy Inc.	7.875%	6/15/17	1,420,000	1,386,275

				8,806,310

Food Products — 0.8%
Del Monte Foods Co.	7.500%	10/15/19	1,635,000	1,651,350	A
Dole Food Co. Inc.	7.250%	6/15/10	1,191,000	1,191,000
Dole Food Co. Inc.	13.875%	3/15/14	65,000	76,213	A
Dole Food Co. Inc.	8.000%	10/1/16	1,170,000	1,174,387	A
Smithfield Foods Inc.	10.000%	7/15/14	1,730,000	1,816,500	A

				5,909,450

Gas Utilities — 0.3%
Suburban Propane Partners LP	6.875%	12/15/13	2,190,000	2,165,363

Health Care Equipment and Supplies — 0.6%
Biomet Inc.	10.375%	10/15/17	4,145,000	4,404,063	D

Health Care Providers and Services — 6.0%
CRC Health Corp.	10.750%	2/1/16	6,430,000	4,501,000
DaVita Inc.	6.625%	3/15/13	345,000	341,550
DaVita Inc.	7.250%	3/15/15	2,820,000	2,791,800
Fresenius Medical Care Capital Trust IV	7.875%	6/15/11	135,000	137,363
HCA Inc.	9.000%	12/15/14	51,000	49,900
HCA Inc.	6.375%	1/15/15	1,013,000	901,570
HCA Inc.	9.250%	11/15/16	490,000	506,538
HCA Inc.	9.625%	11/15/16	6,466,000	6,724,640	D
HCA Inc.	7.875%	2/15/20	4,850,000	4,868,187	A
HCA Inc.	7.500%	12/15/23	150,000	121,090
HCA Inc.	7.690%	6/15/25	1,675,000	1,360,192
IASIS Healthcare LLC	8.750%	6/15/14	405,000	405,000
Tenet Healthcare Corp.	9.000%	5/1/15	2,007,000	2,097,315	A
Tenet Healthcare Corp.	10.000%	5/1/18	4,877,000	5,376,892	A
Tenet Healthcare Corp.	8.875%	7/1/19	1,989,000	2,098,395	A
U.S. Oncology Holdings Inc.	7.178%	3/15/12	6,971,000	6,064,770	D,H
U.S. Oncology Inc.	9.125%	8/15/17	2,390,000	2,515,475	A
Universal Hospital Services Inc.	4.635%	6/1/15	840,000	711,900	H
Universal Hospital Services Inc.	8.500%	6/1/15	1,015,000	994,700	D

				42,568,277

Hotels, Restaurants and Leisure — 6.2%
Ameristar Casinos Inc.	9.250%	6/1/14	2,290,000	2,375,875	A
Boyd Gaming Corp.	6.750%	4/15/14	620,000	554,900

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Hotels, Restaurants and Leisure — Continued
Boyd Gaming Corp.	7.125%	2/1/16	$385,000	$338,800
Denny’s Holdings Inc.	10.000%	10/1/12	1,530,000	1,545,300
El Pollo Loco Inc.	11.750%	12/1/12	1,150,000	1,211,812	A
El Pollo Loco Inc.	11.750%	11/15/13	4,896,000	4,504,320
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.	11.000%	6/15/15	1,455,000	40,013	A,E
Harrah’s Operating Co. Inc.	10.000%	12/15/15	415,000	344,450	A
Harrah’s Operating Co. Inc.	10.750%	2/1/16	3,840,000	3,100,800
Harrah’s Operating Co. Inc.	11.250%	6/1/17	2,360,000	2,383,600	A
Harrah’s Operating Co. Inc.	10.000%	12/15/18	170,000	135,150	A
Harrahs Operating Escrow LLC	11.250%	6/1/17	4,080,000	4,192,200	A
Indianapolis Downs LLC and Capital Corp.	11.000%	11/1/12	505,000	297,950	A
Indianapolis Downs LLC and Capital Corp.	15.500%	11/1/13	3,361,163	1,411,688	A,D
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	5,655,000	2,615,437	E,F
Mandalay Resort Group	9.375%	2/15/10	53,000	52,735
MGM MIRAGE	8.500%	9/15/10	135,000	133,988
MGM MIRAGE	8.375%	2/1/11	5,125,000	4,740,625
MGM MIRAGE	10.375%	5/15/14	260,000	277,550	A
MGM MIRAGE	11.125%	11/15/17	620,000	677,350	A
MGM MIRAGE	11.375%	3/1/18	2,395,000	2,251,300	A
Penn National Gaming Inc.	8.750%	8/15/19	710,000	711,775	A
Pinnacle Entertainment Inc.	8.625%	8/1/17	2,590,000	2,602,950	A
Quapaw Downstream Development	12.000%	10/15/15	2,815,000	2,181,625	A
Sbarro Inc.	10.375%	2/1/15	2,395,000	1,892,050
Snoqualmie Entertainment Authority	4.680%	2/1/14	2,755,000	1,349,950	A,H
Station Casinos Inc.	6.000%	4/1/12	2,905,000	856,975	E,F
Station Casinos Inc.	7.750%	8/15/16	2,625,000	787,500	E,F
Station Casinos Inc.	6.625%	3/15/18	890,000	31,150	E,F
The Choctaw Resort Development Enterprise	7.250%	11/15/19	285,000	188,100	A

				43,787,918

Household Durables — 1.2%
American Greetings Corp.	7.375%	6/1/16	725,000	694,187
American Greetings Corp.	7.375%	6/1/16	195,000	165,750
K Hovnanian Enterprises Inc.	11.500%	5/1/13	775,000	817,625
Norcraft Cos.	9.000%	11/1/11	5,460,000	5,460,000
Norcraft Holdings LP	9.750%	9/1/12	1,135,000	1,078,250

				8,215,812

Household Products — 0.2%
Visant Holding Corp.	8.750%	12/1/13	1,250,000	1,271,875

Independent Power Producers and Energy Traders — 3.8%
Calpine Corp.	8.000%	6/1/16	1,990,000	2,039,750	A
Dynegy Holdings Inc.	7.750%	6/1/19	4,000,000	3,410,000
Edison Mission Energy	7.500%	6/15/13	3,575,000	3,351,562
Edison Mission Energy	7.750%	6/15/16	1,960,000	1,715,000

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
Edison Mission Energy	7.200%	5/15/19	$1,260,000	$1,020,600
Edison Mission Energy	7.625%	5/15/27	2,435,000	1,741,025
Mirant Mid Atlantic LLC	9.125%	6/30/17	818,493	826,678
Mirant Mid Atlantic LLC	10.060%	12/30/28	1,841,416	1,878,245
Mirant North America LLC	7.375%	12/31/13	780,000	776,100
NRG Energy Inc.	7.250%	2/1/14	770,000	756,525
NRG Energy Inc.	7.375%	1/15/17	1,750,000	1,693,125
The AES Corp.	9.375%	9/15/10	180,000	185,400
The AES Corp.	8.750%	5/15/13	1,302,000	1,326,412	A
The AES Corp.	8.000%	10/15/17	4,315,000	4,341,969
The AES Corp.	8.000%	6/1/20	1,255,000	1,245,588
TXU Corp.	5.550%	11/15/14	635,000	433,354

				26,741,333

Insurance — 1.1%
American International Group Inc.	5.600%	10/18/16	580,000	425,571
American International Group Inc.	5.450%	5/18/17	3,850,000	2,790,826
American International Group Inc.	5.850%	1/16/18	1,025,000	742,108
American International Group Inc.	8.250%	8/15/18	2,205,000	1,873,880
American International Group Inc.	8.175%	5/15/58	1,245,000	747,000	G
MetLife Capital Trust IV	7.875%	12/15/37	1,585,000	1,489,900	A,G

				8,069,285

IT Services — 0.7%
Ceridian Corp.	11.250%	11/15/15	865,000	775,256
Ceridian Corp.	12.250%	11/15/15	2,080,000	1,768,000	D
First Data Corp.	9.875%	9/24/15	2,300,000	2,101,625
SunGard Data Systems Inc.	10.250%	8/15/15	505,000	515,100

				5,159,981

Machinery — 0.1%
American Railcar Industries Inc.	7.500%	3/1/14	1,120,000	1,041,600

Marine — 0.1%
Horizon Lines Inc.	4.250%	8/15/12	895,000	705,931	B

Media — 6.0%
Affinion Group Inc.	10.125%	10/15/13	1,225,000	1,258,687
Affinion Group Inc.	10.125%	10/15/13	2,615,000	2,686,912	A
Affinion Group Inc.	11.500%	10/15/15	6,050,000	6,216,375
Cablevision Systems Corp.	8.000%	4/15/12	985,000	1,026,863
CCH I Holdings LLC	11.000%	10/1/15	11,349,000	2,099,565	E,F
CCH I Holdings LLC	11.000%	10/1/15	1,515,000	265,125	E,F
CCH II Holdings LLC	10.250%	10/1/13	960,000	1,075,200	E,F
Charter Communications Holdings LLC	11.750%	5/15/11	770,000	1,925	E,F
Charter Communications Holdings LLC	12.125%	1/15/12	810,000	2,025	E,F

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Media — Continued
Charter Communications Operating LLC	10.875%	9/15/14	$7,480,000	$8,097,100	A,E,F
CMP Susquehanna Corp.	4.774%	5/15/14	172,000	73,100	F,I
CSC Holdings Inc.	6.750%	4/15/12	1,950,000	2,008,500
CSC Holdings Inc.	8.500%	6/15/15	600,000	630,000	A
DISH DBS Corp.	7.875%	9/1/19	3,735,000	3,772,350	A
Idearc Inc.	8.000%	11/15/16	2,925,000	131,625	E
R.H. Donnelley Corp.	6.875%	1/15/13	685,000	39,388	E
TL Acquisitions Inc.	10.500%	1/15/15	2,245,000	2,121,525	A
TL Acquisitions Inc.	13.250%	7/15/15	2,815,000	2,589,800	A
Univision Communications Inc.	12.000%	7/1/14	3,240,000	3,483,000	A
UPC Holding BV	9.875%	4/15/18	1,160,000	1,218,000	A
Virgin Media Finance PLC	9.500%	8/15/16	1,090,000	1,147,225
Virgin Media Inc.	6.500%	11/15/16	1,620,000	1,696,950	A,B
WMG Acqusition Corp.	9.500%	6/15/16	770,000	812,350	A

				42,453,590

Metals and Mining — 1.9%
Metals USA Inc.	11.125%	12/1/15	4,395,000	4,224,694
Noranda Aluminium Acquisition Corp.	6.163%	5/15/15	4,107,315	2,895,657	D,H
Novelis Inc.	11.500%	2/15/15	1,285,000	1,297,850	A
Ryerson Inc.	12.000%	11/1/15	5,015,000	4,764,250

				13,182,451

Multiline Retail — 1.3%
Dollar General Corp.	10.625%	7/15/15	325,000	359,125
Federated Retail Holdings Inc.	5.350%	3/15/12	2,000,000	1,946,768
The Neiman-Marcus Group Inc.	9.000%	10/15/15	4,675,416	3,997,480	D
The Neiman-Marcus Group Inc.	7.125%	6/1/28	3,110,000	2,659,050

				8,962,423

Oil, Gas and Consumable Fuels — 9.9%
ANR Pipeline Inc.	9.625%	11/1/21	1,219,000	1,696,846
Arch Coal Inc.	8.750%	8/1/16	2,015,000	2,075,450	A
Atlas Pipeline Partners LP	8.750%	6/15/18	2,625,000	2,100,000
Belden and Blake Corp.	8.750%	7/15/12	9,400,000	8,742,000
Berry Petroleum Co.	10.250%	6/1/14	1,915,000	2,044,262
Chesapeake Energy Corp.	6.375%	6/15/15	730,000	677,988
Chesapeake Energy Corp.	6.250%	1/15/18	2,250,000	2,013,750
Chesapeake Energy Corp.	7.250%	12/15/18	4,020,000	3,798,900
Concho Resources Inc.	8.625%	10/1/17	910,000	932,750
El Paso Corp.	7.875%	6/15/12	315,000	324,251
El Paso Corp.	8.250%	2/15/16	1,490,000	1,527,250
El Paso Corp.	7.800%	8/1/31	2,945,000	2,700,915
El Paso Natural Gas Co.	8.375%	6/15/32	830,000	996,492
Encore Acquisition Co.	9.500%	5/1/16	550,000	580,250
Enterprise Products Operating LP	8.375%	8/1/66	2,905,000	2,716,175	G
Enterprise Products Operating LP	7.034%	1/15/68	205,000	179,375	G

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Exco Resources Inc.	7.250%	1/15/11	$3,623,000	$3,591,299
Forest Oil Corp.	8.500%	2/15/14	2,170,000	2,186,275	A
Inergy LP	8.250%	3/1/16	680,000	683,400
International Coal Group Inc.	10.250%	7/15/14	4,675,000	4,254,250
Mariner Energy Inc.	7.500%	4/15/13	1,085,000	1,047,025
Mariner Energy Inc.	8.000%	5/15/17	1,260,000	1,152,900
MarkWest Energy Partners LP	8.750%	4/15/18	840,000	835,800
Petrohawk Energy Corp.	9.125%	7/15/13	2,255,000	2,317,012
Plains Exploration and Production Co.	10.000%	3/1/16	2,180,000	2,348,950
Plains Exploration and Production Co.	8.625%	10/15/19	865,000	875,813
Quicksilver Resources Inc.	8.250%	8/1/15	1,810,000	1,764,750
Quicksilver Resources Inc.	11.750%	1/1/16	2,195,000	2,419,987
SandRidge Energy Inc.	8.625%	4/1/15	2,835,000	2,810,194	D
SandRidge Energy Inc.	9.875%	5/15/16	90,000	93,825	A
SandRidge Energy Inc.	8.000%	6/1/18	4,325,000	4,162,812	A
SemGroup LP	8.750%	11/15/15	5,260,000	341,900	A,E,F
Sonat Inc.	7.625%	7/15/11	85,000	86,740
Stone Energy Corp.	8.250%	12/15/11	280,000	263,200
Stone Energy Corp.	6.750%	12/15/14	1,465,000	1,113,400
VeraSun Energy Corp.	9.375%	6/1/17	2,135,000	282,888	E
W&T Offshore Inc.	8.250%	6/15/14	2,130,000	1,938,300	A
Whiting Petroleum Corp.	7.250%	5/1/12	175,000	175,000
Whiting Petroleum Corp.	7.000%	2/1/14	2,105,000	2,078,687

				69,931,061

Paper and Forest Products — 2.5%
Appleton Papers Inc.	8.125%	6/15/11	580,000	470,525	F
Appleton Papers Inc.	9.750%	6/15/14	7,680,000	3,465,600	F
Appleton Papers Inc.	11.250%	12/15/15	1,040,000	1,027,694	A
Georgia-Pacific LLC	8.250%	5/1/16	3,755,000	3,895,812	A
NewPage Corp.	6.733%	5/1/12	3,420,000	2,120,400	H
NewPage Corp.	10.000%	5/1/12	370,000	244,200
NewPage Corp.	11.375%	12/31/14	2,955,000	2,903,288	A
Newpage Holding Corp.	8.579%	11/1/13	5,054,555	1,010,911	D,H
Verso Paper Holdings LLC	11.500%	7/1/14	2,285,000	2,342,125	A

				17,480,555

Pharmaceuticals — N.M.
Leiner Health Products Inc.	11.000%	6/1/12	8,470,000	21,175	E,F

Real Estate Investment Trusts (REITs) — 0.2%
Host Marriott LP	6.375%	3/15/15	625,000	592,188
Ventas Inc.	9.000%	5/1/12	682,000	716,100

				1,308,288

Quarterly Report to Shareholders 9

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Real Estate Management and Development — 0.6%
Ashton Woods USA LLC	0.000%	6/30/15	$1,003,200	$376,200	A,F,G
Forest City Enterprises Inc.	7.625%	6/1/15	415,000	336,150
Realogy Corp.	10.500%	4/15/14	3,430,000	2,486,750
Realogy Corp.	11.000%	4/15/14	293,062	193,421	D
Realogy Corp.	12.375%	4/15/15	2,155,000	1,190,637

				4,583,158

Road and Rail — 0.8%
Kansas City Southern Railway	13.000%	12/15/13	570,000	655,500
RailAmerica Inc.	9.250%	7/1/17	3,670,000	3,844,325	A
Swift Transportation Co.	8.190%	5/15/15	575,000	408,250	A,H
Swift Transportation Co.	12.500%	5/15/17	1,123,000	842,250	A

				5,750,325

Semiconductors and Semiconductor Equipment — 0.4%
Freescale Semiconductor Inc.	8.875%	12/15/14	1,680,000	1,285,200
Freescale Semiconductor Inc.	9.125%	12/15/14	561,416	387,377	D
Freescale Semiconductor Inc.	10.125%	12/15/16	1,505,000	1,000,825

				2,673,402

Specialty Retail — 1.1%
Blockbuster Inc.	9.000%	9/1/12	1,930,000	1,235,200
Blockbuster Inc.	11.750%	10/1/14	2,480,000	2,362,200	A
Eye Care Centers of America Inc.	10.750%	2/15/15	895,000	919,613
Limited Brands Inc.	8.500%	6/15/19	270,000	282,455	A
Michaels Stores Inc.	10.000%	11/1/14	2,715,000	2,674,275

				7,473,743

Textiles, Apparel and Luxury Goods — 0.6%
Oxford Industries Inc.	11.375%	7/15/15	4,020,000	4,306,425

Thrifts and Mortgage Finance — 0.1%
Ocwen Capital Trust I	10.875%	8/1/27	635,000	546,100

Tobacco — 0.5%
Alliance One International Inc.	10.000%	7/15/16	1,120,000	1,156,400	A
Alliance One International Inc.	10.000%	7/15/16	1,990,000	2,054,675	A

				3,211,075

Trading Companies and Distributors — 1.5%
Ashtead Capital Inc.	9.000%	8/15/16	3,296,000	3,164,160	A
H&E Equipment Services Inc.	8.375%	7/15/16	3,075,000	2,813,625
Penhall International Corp.	12.000%	8/1/14	6,050,000	2,904,000	A,F
RSC Equipment Rental Inc.	10.000%	7/15/17	1,380,000	1,483,500	A

				10,365,285

Transportation Infrastructure — 0.7%
Hawker Beechcraft Acquisition Co.	8.875%	4/1/15	7,330,000	4,691,200	D

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — 3.6%
ALLTEL Communications Inc.	10.375%	12/1/17	$2,300,000	$2,794,109	A,D
CC Holdings GS V LLC/Crown Castle GS III Corp.	7.750%	5/1/17	1,500,000	1,552,500	A
Cricket Communications Inc.	7.750%	5/15/16	1,955,000	1,984,325	A
iPCS Inc.	2.608%	5/1/13	1,050,000	887,250	H
MetroPCS Wireless Inc.	9.250%	11/1/14	205,000	209,613
Sprint Capital Corp.	7.625%	1/30/11	4,800,000	4,914,000
Sprint Capital Corp.	8.375%	3/15/12	4,465,000	4,610,112
Sprint Capital Corp.	8.750%	3/15/32	8,560,000	8,089,200

				25,041,109

Total Corporate Bonds and Notes (Cost — $602,861,087)				561,042,254

Mortgage-Backed Securities — N.M.
Variable Rate SecuritiesI — N.M.
BlackRock Capital Finance LP 1996-R1	9.580%	9/25/26	419,864	105,218

Total Mortgage-Backed Securities (Cost — $368,456)				105,218

Yankee BondsJ — 12.3%
Biotechnology — N.M.
FMC Finance III SA	6.875%	7/15/17	10,000	9,700

Chemicals — N.M.
Methanex Corp.	8.750%	8/15/12	67,000	68,675

Commercial Banks — 0.7%
Rabobank Nederland NV	11.000%	12/29/49	2,540,000	3,111,500	A,G
Royal Bank of Scotland Group PLC	5.000%	11/12/13	1,330,000	1,219,635
Royal Bank of Scotland Group PLC	5.050%	1/8/15	560,000	502,372

				4,833,507

Containers and Packaging — 0.3%
Smurfit Capital Funding PLC	7.500%	11/20/25	1,990,000	1,621,850

Diversified Financial Services — 0.6%
Petroplus Finance Ltd.	6.750%	5/1/14	995,000	931,569	A
Petroplus Finance Ltd.	7.000%	5/1/17	1,050,000	955,500	A
TNK-BP Finance SA	7.500%	7/18/16	635,000	617,537	A
TNK-BP Finance SA	7.500%	7/18/16	250,000	245,000	A
TNK-BP Finance SA	7.875%	3/13/18	1,704,000	1,674,180	A

				4,423,786

Diversified Telecommunication Services — 2.9%
Intelsat Bermuda Ltd.	11.250%	6/15/16	805,000	861,350
Intelsat Intermediate Holding Co. Ltd.	0.000%	2/1/15	2,745,000	2,738,138	G
Intelsat Jackson Holdings Ltd.	9.500%	6/15/16	2,765,000	2,903,250
Intelsat Jackson Holdings Ltd.	11.500%	6/15/16	5,750,000	6,123,750

Quarterly Report to Shareholders 11

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Telecommunication Services — Continued
Nordic Telephone Co. Holdings ApS	8.875%	5/1/16	$3,175,000	$3,286,125	A
Wind Acquisition Finance SA	10.750%	12/1/15	985,000	1,083,500	A
Wind Acquisition Finance SA	11.750%	7/15/17	3,125,000	3,523,437	A

				20,519,550

Energy Equipment and Services — 0.3%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	1,745,000	1,736,275
Compagnie Generale de Geophysique-Veritas	9.500%	5/15/16	265,000	280,237	A

				2,016,512

Foreign Government — 0.1%
Russian Federation	7.500%	3/31/30	754,829	819,442	A

Media — 0.5%
NTL Cable PLC	9.125%	8/15/16	905,000	929,887
Sun Media Corp.	7.625%	2/15/13	3,475,000	2,658,375

				3,588,262

Metals and Mining — 1.6%
FMG Finance Pty Ltd.	10.625%	9/1/16	4,530,000	5,016,975	A
Novelis Inc.	7.250%	2/15/15	4,585,000	3,966,025
Teck Resources Ltd.	9.750%	5/15/14	1,380,000	1,518,000
Teck Resources Ltd.	10.250%	5/15/16	870,000	983,100

				11,484,100

Oil, Gas and Consumable Fuels — 1.4%
Corral Finans AB	5.509%	4/15/10	5,728,027	4,811,543	A,D,H
OPTI Canada Inc.	7.875%	12/15/14	1,975,000	1,510,875
OPTI Canada Inc.	8.250%	12/15/14	1,510,000	1,170,250
Teekay Shipping Corp.	8.875%	7/15/11	2,067,000	2,126,426

				9,619,094

Paper and Forest Products — 1.2%
Abitibi-Consolidated Co. of Canada	13.750%	4/1/11	7,775,000	7,658,375	A,E
PE Paper Escrow GmbH	12.000%	8/1/14	910,000	982,800	A

				8,641,175

Pharmaceuticals — 0.1%
ELAN Corp. PLC	8.750%	10/15/16	710,000	699,350	A

Road and Rail — 2.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	2,845,000	2,887,675
Grupo Transportacion Ferroviaria Mexicana SA de CV	7.625%	12/1/13	1,715,000	1,663,550
Kansas City Southern de Mexico	12.500%	4/1/16	7,729,000	8,540,545	A
Kansas City Southern de Mexico SA de CV	7.375%	6/1/14	1,235,000	1,197,950

				14,289,720

12 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Semiconductors and Semiconductor Equipment — 0.1%
Sensata Technologies BV	8.000%	5/1/14	$695,000		$648,088

Wireless Telecommunication Services — 0.5%
True Move Co. Ltd.	10.750%	12/16/13	3,420,000		3,283,200	A
True Move Co. Ltd.	10.750%	12/16/13	305,000		292,800	A

					3,576,000

Total Yankee Bonds (Cost — $80,656,178)					86,858,811

Common Stocks and Equity Interests — 0.4%
Chemicals — 0.4%
Georgia Gulf Corp.			105,210	shs	3,156,300	K

Total Common Stocks and Equity Interests (Cost — $3,998,102)					3,156,300

Preferred Stocks — 0.7%
Bank of America Corp.	7.250%		4,800		4,079,952
CMP Susquehanna Radio Holdings Corp.	0.000%		40,019		17,008	A,C,I,K
ION Media Networks Inc.	12.000%		7		—	F,K
Preferred Blocker Inc.	7.000%		1,649		958,945	A

Total Preferred Stocks (Cost — $5,419,949)					5,055,905

Warrants — N.M.
Buffets Restaurants Holdings Inc.			3,104	wts	—	F,K
CNB Capital Trust			45,731		1,258	A,C,K
Turbo Cayman Co. Ltd.	0.000%		1		—	C,K

Total Warrants (Cost — $1,257)					1,258

Loan Participations and AssignmentsH — 3.7%
Airlines — 0.2%
United Airlines Inc. Term Loan B	2.250%	10/28/09	$2,283,623		1,684,172

Auto Components — 0.6%
Allison Transmission Inc., Term Loan, Tranche B	3.000%	10/13/09	5,062,765		4,407,420

Automobiles — 0.3%
Ford Motor Company, Term Loan, Tranche B	3.250% to 3.510%	10/15/09	1,979,764		1,753,152

Chemicals — 0.5%
Lyondell Chemical Term Loan	0.000%	10/26/09	2,250,000		2,182,500
Lyondell Chemical Term Loan	3.746% to 7.000%	10/26/09	913,099		584,384
Lyondell Chemical Term Loan	3.746% to 7.000%	10/26/09	1,397,481		914,767

					3,681,651

Quarterly Report to Shareholders 13

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Loan Participations and Assignments — Continued
Containers and Packaging — 0.1%
Berry Plastics Holding Corp., Term Loan	2.300%	12/14/09	$498,721	$439,498

Diversified Financial Services — 0.2%
CIT Group Inc., Term Loan	10.276%	1/18/12	1,500,000	1,537,500

Media — 0.4%
Idearc Inc., Term Loan, Tranche B	6.250%	12/31/09	1,936,610	819,831	E
Newsday LLC, Term Loan	9.750%	1/15/10	2,000,000	2,077,500

				2,897,331

Metals and Mining — 0.1%
Noranda Aluminum Acquisition Corp., Term Loan	2.246%	10/26/09	937,730	750,184

Oil, Gas and Consumable Fuels — 0.4%
Turbo Beta Ltd., Term Loan	14.500%	11/13/09	4,358,786	3,094,738	F

Paper and Forest Products — N.M.
Verso Paper Holdings LLC, Term Loan	6.733% to 7.483%	11/3/09	13,496	3,813

Real Estate Management and Development — 0.5%
Realogy Corp. Term Loan	3.254%	10/2/09	3,000,000	3,116,251

Specialty Retail — 0.1%
Michaels Stores Inc., Term Loan B	2.500% to 2.563%	11/9/09	748,077	667,347

Transportation Infrastructure — 0.3%
Hawker Beechcraft Acquisition Co., Term Loan	2.283%	12/30/09	43,921	33,380
Hawker Beechcraft Acquisition Co., Term Loan	2.246% to 2.283%	12/31/09	2,200,586	1,672,445

				1,705,825

Total Loan Participations and Assignments (Cost — $24,213,830)				25,738,882

Total Long-Term Securities (Cost — $717,518,859)				681,958,628

Short-Term Securities — 3.7%
Repurchase Agreement — 3.7%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $25,833,036 on 10/1/09 (Collateral: $26,380,000 Freddie Mac Discount notes, 0.000% due 3/8/10, value $26,349,660)			$25,833,000	25,833,000

Total Short-Term Securities (Cost — $25,833,000)				25,833,000

Total Investments — 100.4% (Cost — $743,351,859)L				707,791,628
Other Assets Less Liabilities — (0.4)%				(2,780,749)

Net Assets — 100.0%				$705,010,879

N.M. Not Meaningful.

14 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset High Yield Portfolio - Continued

A	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 31.56% of net assets.
B	Convertible Security - Security may be converted into the issuer’s common stock.
C	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
D	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
E	Bond is currently in default.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
H	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
J	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
K	Non-income producing.
L	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$50,743,960
Gross unrealized depreciation	(86,304,191)

Net unrealized depreciation	$(35,560,231)

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 99.4%
Corporate Bonds and Notes — 2.6%
Consumer Finance — 0.8%
SLM Corp.	0.000%	2/1/10	$1,320,000	$1,282,248	A
SLM Corp.	5.375%	1/15/13	1,775,000	1,479,920
SLM Corp.	5.375%	5/15/14	1,010,000	773,032

				3,535,200

Diversified Financial Services — 1.5%
Bank of America Corp.	8.000%	12/29/49	2,270,000	2,018,257	B
JP Morgan and Co. Inc.	1.721%	2/15/12	1,720,000	1,653,986	A
JPMorgan Chase and Co.	7.900%	12/31/49	2,650,000	2,544,451	B

				6,216,694

Oil, Gas and Consumable Fuels — 0.3%
The Williams Cos. Inc.	8.750%	3/15/32	1,220,000	1,399,051

Total Corporate Bonds and Notes (Cost — $11,932,675)				11,150,945

Asset-Backed Securities — 0.1%
Indexed SecuritiesA — 0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1	0.636%	2/25/34	135,158	92,503
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4	1.006%	10/25/32	103,940	72,585
Countrywide Asset-Backed Certificates 2002-1	0.826%	8/25/32	35,275	13,481
EMC Mortgage Loan Trust 2003-B	0.816%	11/25/41	318,180	261,130	C
Residential Asset Mortgage Products Inc. 2003-RS2	0.946%	3/25/33	36,243	20,382

Total Asset-Backed Securities (Cost — $628,972)				460,081

Mortgage-Backed Securities — 0.1%
Indexed SecuritiesA — 0.1%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28	0.916%	11/25/31	529,701	339,155
Sequoia Mortgage Trust 2004-4 A	2.161%	5/20/34	91,584	69,314

Total Mortgage-Backed Securities (Cost — $597,633)				408,469

U.S. Government and Agency Obligations — 92.4%
Fixed Rate Securities — 2.2%
United States Treasury Notes	2.625%	7/31/14	9,500,000	9,658,831

Treasury Inflation-Protected SecuritiesD — 90.2%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	11,629,566	11,633,195	E,F
United States Treasury Inflation-Protected Security	3.500%	1/15/11	13,994,881	14,567,803
United States Treasury Inflation-Protected Security	2.375%	4/15/11	8,593,358	8,848,478
United States Treasury Inflation-Protected Security	3.375%	1/15/12	3,080,690	3,276,123
United States Treasury Inflation-Protected Security	3.000%	7/15/12	25,153,590	26,741,410
United States Treasury Inflation-Protected Security	1.875%	7/15/13	19,312,557	19,952,286
United States Treasury Inflation-Protected Security	2.000%	1/15/14	19,359,619	20,049,306
United States Treasury Inflation-Protected Security	1.625%	1/15/15	34,594,335	35,242,979
United States Treasury Inflation-Protected Security	1.875%	7/15/15	27,965,910	28,892,281	F

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Inflation Indexed Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	2.000%	1/15/16	$21,386,730		$22,188,732
United States Treasury Inflation-Protected Security	2.500%	7/15/16	5,364,042		5,749,583
United States Treasury Inflation-Protected Security	1.625%	1/15/18	22,312,740		22,535,867
United States Treasury Inflation-Protected Security	1.375%	7/15/18	22,171,362		21,949,648
United States Treasury Inflation-Protected Security	2.125%	1/15/19	3,360,352		3,528,369
United States Treasury Inflation-Protected Security	2.000%	1/15/26	51,182,752		51,070,764
United States Treasury Inflation-Protected Security	1.750%	1/15/28	29,462,480		28,228,739
United States Treasury Inflation-Protected Security	3.625%	4/15/28	20,865,075		25,794,449
United States Treasury Inflation-Protected Security	2.500%	1/15/29	8,446,018		9,076,834
United States Treasury Inflation-Protected Security	3.875%	4/15/29	26,095,997		33,598,596

					392,925,442

Total U.S. Government and Agency Obligations (Cost — $395,552,884)					402,584,273

Yankee BondsG — N.M.
Commercial Banks — N.M.
Glitnir Banki Hf	6.693%	6/15/16	1,760,000		176	B,C,H,I
Kaupthing Bank Hf	7.125%	5/19/16	2,940,000		294	C,H,I

Total Yankee Bonds (Cost — $4,692,153)					470

Foreign Government Obligations — 3.9%
Canadian Government Bond	4.250%	12/1/21	9,389,508	CAD	11,319,027
Commonwealth of Australia	4.000%	8/20/20	4,280,000	AUD	5,777,579	J

Total Foreign Government Obligations (Cost — $14,928,729)					17,096,606

Preferred Stocks — 0.3%
Fannie Mae	8.250%		346,900	shs	558,509	B,K,L
Freddie Mac	8.375%		418,300		757,123	B,K,L

Total Preferred Stocks (Cost — $19,315,105)					1,315,632

Total Long-Term Securities (Cost — $447,648,151)					433,016,476

Short-Term Securities — 0.3%
Repurchase Agreement — 0.3%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $1,558,002 on 10/1/09 (Collateral: $1,591,000 Freddie Mac Discount Note, 0.000%, due 3/8/10, value $1,589,160)			$1,558,000		1,558,000

Total Short-Term Securities (Cost — $1,558,000)					1,558,000

Quarterly Report to Shareholders 3

Total Investments — 99.7% (Cost — $449,206,151) M			434,574,476
Other Assets Less Liabilities — 0.3%			1,165,133

Net Assets — 100.0%			$435,739,609

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedN
German Euro Bobl Futures	December 2009	70	$32,665

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
UBS AG London	11/19/2009	CAD	12,862,436	USD	$11,778,140	$248,200
Morgan Stanley London FX	11/19/2009	EUR	2,834,218	USD	4,026,092	123,483
Credit Suisse First Boston (London)	11/19/2009	GBP	13,406,133	USD	22,720,714	(1,290,218)
Deutsche Bank AG London	11/19/2009	JPY	640,263,600	USD	6,769,617	369,669
UBS AG London	11/19/2009	JPY	1,182,190,000	USD	12,223,946	958,114
Deutsche Bank AG London	11/19/2009	SEK	8,862,930	USD	1,237,442	36,043
Citibank NA	11/19/2009	USD	1,901,181	EUR	1,320,255	(31,803)
Credit Suisse First Boston (London)	11/19/2009	USD	5,445,802	AUD	6,485,359	(253,184)
Credit Suisse First Boston (London)	11/19/2009	USD	11,795,418	CAD	12,573,916	38,843
Credit Suisse First Boston (London)	11/19/2009	USD	3,537,259	EUR	2,458,308	(61,946)
Credit Suisse First Boston (London)	11/19/2009	USD	19,251,472	JPY	1,822,536,810	(1,070,802)
Deutsche Bank AG London	11/19/2009	USD	6,503,625	CAD	6,931,239	22,937
UBS AG London	11/19/2009	USD	22,318,184	GBP	13,569,801	626,054
UBS AG London	11/19/2009	USD	1,224,274	SEK	8,856,860	(48,338)

						$(332,948)

N.M. Not Meaningful.

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 0.06% of net assets.
D	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
E	All or a portion of this security is collateral to cover futures.
F	All or a portion of this security is collateral to cover swaps.
G	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
H	Bond is currently in default.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
K	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
L	Non-income producing.

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Inflation Indexed Plus Bond Portfolio - Continued

M	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,433,035
Gross unrealized depreciation	(25,064,710)

Net unrealized depreciation	$(14,631,675)

N	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
SEK	— Swedish Krona
JPY	— Japanese Yen
USD	— U.S. Dollar

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 89.1%
Corporate Bonds and Notes — 41.8%
Aerospace and Defense — 0.3%
The Boeing Co.	6.000%	3/15/19	$1,250,000	$1,402,136

Airlines — 0.3%
Continental Airlines Inc.	6.545%	2/2/19	775,366	732,721
US Airways Pass-Through Trust	6.850%	1/30/18	1,367,674	1,013,309	A

				1,746,030

Automobiles — 0.5%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	2,390,000	2,574,874
General Motors Corp.	8.375%	7/15/33	1,178,000	191,425	B

				2,766,299

Beverages — 0.3%
Bottling Group LLC	6.950%	3/15/14	1,310,000	1,526,742

Capital Markets — 3.8%
Goldman Sachs Capital II	5.793%	12/29/49	5,010,000	3,607,200	C
Goldman Sachs Capital III	1.131%	9/29/49	2,590,000	1,737,735	D
Goldman Sachs Group Inc. Senior Notes	6.000%	5/1/14	70,000	76,127
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	6,200,000	620	B,C
Lehman Brothers Holdings E-Capital Trust I	3.850%	8/19/65	360,000	36	B,D
Lehman Brothers Holdings Inc.	5.625%	1/24/13	600,000	105,750	B
Lehman Brothers Holdings Inc.	6.500%	7/19/17	30,000	3	B
Merrill Lynch and Co. Inc.	0.692%	2/5/10	480,000	480,104	D
Merrill Lynch and Co. Inc.	5.700%	5/2/17	2,500,000	2,447,857
Morgan Stanley	5.550%	4/27/17	2,340,000	2,331,127
Morgan Stanley	7.300%	5/13/19	2,100,000	2,310,575
State Street Corp.	4.300%	5/30/14	820,000	861,572
The Bear Stearns Cos. Inc.	6.400%	10/2/17	3,590,000	3,905,450
The Bear Stearns Cos. Inc.	7.250%	2/1/18	1,500,000	1,713,063

				19,577,219

Chemicals — 1.3%
Lubrizol Corp.	8.875%	2/1/19	1,130,000	1,394,853
The Dow Chemical Co.	6.000%	10/1/12	4,850,000	5,165,502

				6,560,355

Commercial Banks — 2.1%
Comerica Capital Trust II	6.576%	2/20/37	960,000	660,000	C
Societe Financement de l’Economie Francaise	3.375%	5/5/14	1,360,000	1,396,347	E
SunTrust Capital VIII	6.100%	12/15/36	550,000	382,774	C
U.S. Bancorp	4.200%	5/15/14	1,050,000	1,097,243
Wachovia Capital Trust III	5.800%	3/15/49	708,000	488,520	C
Wells Fargo and Co.	3.750%	10/1/14	4,470,000	4,447,632
Wells Fargo Capital X	5.950%	12/15/36	2,500,000	2,168,750

				10,641,266

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — 4.0%
American Express Co.	8.125%	5/20/19	$550,000	$650,480
American Express Credit Corp.	5.125%	8/25/14	3,240,000	3,351,511
GMAC LLC	2.200%	12/19/12	11,160,000	11,279,144
GMAC LLC	7.500%	12/31/13	390,000	341,250	E
GMAC LLC	6.750%	12/1/14	955,000	811,750	E
GMAC LLC	8.000%	12/31/18	325,000	245,375	E
Nelnet Inc.	7.400%	9/29/36	1,850,000	1,352,663	C
SLM Corp.	8.450%	6/15/18	3,000,000	2,392,500

				20,424,673

Diversified Financial Services — 7.7%
AGFC Capital Trust I	6.000%	1/15/67	700,000	280,000	C,E
BAC Capital Trust XIV	5.630%	12/31/49	50,000	32,750	C
Bank of America Corp.	8.000%	12/29/49	1,420,000	1,262,522	C
Citigroup Funding Inc.	2.250%	12/10/12	13,850,000	14,036,476
Citigroup Inc.	6.375%	8/12/14	1,110,000	1,147,618
Citigroup Inc.	5.500%	10/15/14	470,000	469,321
Citigroup Inc.	8.500%	5/22/19	5,680,000	6,411,783
General Electric Capital Corp.	2.125%	12/21/12	1,050,000	1,059,537
General Electric Capital Corp.	5.900%	5/13/14	2,390,000	2,562,775
General Electric Capital Corp.	5.625%	5/1/18	2,000,000	1,990,404
General Electric Capital Corp.	6.000%	8/7/19	220,000	223,177
General Electric Capital Corp.	6.375%	11/15/67	2,855,000	2,362,513	C
ILFC E-Capital Trust I	5.900%	12/21/65	250,000	126,250	C,E
JPMorgan Chase Capital XXII	6.450%	2/2/37	2,600,000	2,339,995	C
Private Export Funding Corp.	3.550%	4/15/13	1,640,000	1,725,180
TNK-BP Finance SA	6.125%	3/20/12	210,000	207,375	E
ZFS Finance USA Trust II	6.450%	12/15/65	2,060,000	1,854,000	C,E
ZFS Finance USA Trust III	1.449%	12/15/65	1,570,000	1,271,700	D,E

				39,363,376

Diversified Telecommunication Services — 1.8%
AT&T Inc.	5.600%	5/15/18	720,000	757,138
Embarq Corp.	7.082%	6/1/16	1,880,000	2,042,729
Qwest Corp.	8.875%	3/15/12	1,510,000	1,589,275
Verizon Communications Inc.	5.500%	2/15/18	220,000	230,659
Verizon Wireless Capital LLC	5.550%	2/1/14	4,100,000	4,430,792	E

				9,050,593

Electric Utilities — 0.4%
Duke Energy Corp.	6.250%	1/15/12	1,078,000	1,174,811
Duke Energy Corp.	6.300%	2/1/14	750,000	829,708
FirstEnergy Corp.	7.375%	11/15/31	140,000	156,930
Pacific Gas and Electric Co.	4.800%	3/1/14	70,000	74,655

				2,236,104

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — 0.5%
Baker Hughes Inc.	7.500%	11/15/18	$1,890,000	$2,308,270

Food and Staples Retailing — 0.5%
The Kroger Co.	3.900%	10/1/15	865,000	871,878
Wal-Mart Stores Inc.	4.250%	4/15/13	930,000	991,079
Walgreen Co.	5.250%	1/15/19	540,000	587,054

				2,450,011

Health Care Equipment and Supplies — 0.5%
Baxter International Inc.	5.900%	9/1/16	500,000	561,834
Hospira Inc.	5.550%	3/30/12	1,700,000	1,803,982

				2,365,816

Health Care Providers and Services — 0.5%
HCA Inc.	8.750%	9/1/10	822,000	834,330
Universal Health Services Inc.	6.750%	11/15/11	1,720,000	1,836,257
WellPoint Inc.	5.875%	6/15/17	100,000	105,548

				2,776,135

Independent Power Producers and Energy Traders — 0.3%
TXU Corp.	5.550%	11/15/14	2,480,000	1,692,469

Insurance — 2.3%
Allstate Life Global Funding Trust	5.375%	4/30/13	1,900,000	2,022,362
American International Group Inc.	5.850%	1/16/18	250,000	181,002
American International Group Inc.	8.250%	8/15/18	500,000	424,916
Genworth Life Insurance Co.	5.875%	5/3/13	1,520,000	1,494,506	E
MetLife Capital Trust IV	7.875%	12/15/37	3,100,000	2,914,000	E
MetLife Inc.	6.400%	12/15/36	70,000	59,150	C
Metropolitan Life Global Funding I	2.875%	9/17/12	1,460,000	1,453,931	E
Metropolitan Life Global Funding I	5.125%	4/10/13	1,190,000	1,233,825	E
The Travelers Cos. Inc.	6.250%	3/15/37	2,370,000	2,083,766	C

				11,867,458

Media — 1.8%
Comcast Corp.	6.500%	1/15/17	2,150,000	2,359,771
DirecTV Holdings LLC	4.750%	10/1/14	510,000	510,000	E
News America Inc.	6.650%	11/15/37	70,000	72,919
Reed Elsevier Capital Inc.	7.750%	1/15/14	580,000	659,313
Time Warner Cable Inc.	6.200%	7/1/13	40,000	43,576
Time Warner Cable Inc.	8.250%	2/14/14	2,140,000	2,493,781
Time Warner Inc.	5.500%	11/15/11	70,000	74,424
Time Warner Inc.	6.875%	5/1/12	1,248,000	1,373,823
Turner Broadcasting System Inc.	8.375%	7/1/13	1,483,000	1,692,266

				9,279,873

Metals and Mining — 0.3%
Alcoa Inc.	6.000%	7/15/13	1,230,000	1,283,945

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Multi-Utilities — 0.7%
Dominion Resources Inc.	4.750%	12/15/10	$50,000	$51,728
Dominion Resources Inc.	5.700%	9/17/12	1,046,000	1,142,632
Dominion Resources Inc.	8.875%	1/15/19	1,160,000	1,467,625
MidAmerican Energy Holdings Co.	5.875%	10/1/12	827,000	901,039

				3,563,024

Multiline Retail — 0.6%
Federated Retail Holdings Inc.	5.350%	3/15/12	1,050,000	1,022,053
JC Penney Corp. Inc.	5.750%	2/15/18	610,000	567,300
May Department Stores Co.	5.750%	7/15/14	1,470,000	1,381,139

				2,970,492

Oil, Gas and Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	5.950%	9/15/16	3,200,000	3,390,589
ConocoPhillips	5.200%	5/15/18	2,830,000	2,999,013
ConocoPhillips	5.750%	2/1/19	580,000	631,898
Devon Energy Corp.	6.300%	1/15/19	1,800,000	1,985,908
Enbridge Energy Partners LP	9.875%	3/1/19	590,000	732,723
Energy Transfer Partners LP	9.700%	3/15/19	800,000	990,230
Energy Transfer Partners LP	9.000%	4/15/19	500,000	601,181
Enterprise Products Operating LLP	6.300%	9/15/17	2,150,000	2,315,728
Hess Corp.	6.650%	8/15/11	2,468,000	2,648,426
Kinder Morgan Energy Partners LP	6.000%	2/1/17	2,150,000	2,246,946
Noble Energy Inc.	8.250%	3/1/19	340,000	410,424
Pemex Project Funding Master Trust	5.750%	3/1/18	190,000	187,862
Shell International Finance BV	4.000%	3/21/14	2,540,000	2,668,057
Sonat Inc.	7.625%	7/15/11	3,954,000	4,034,930
The Williams Cos. Inc.	7.125%	9/1/11	600,000	636,196
The Williams Cos. Inc.	8.125%	3/15/12	1,540,000	1,673,934
The Williams Cos. Inc.	7.875%	9/1/21	720,000	778,796
The Williams Cos. Inc.	7.500%	1/15/31	310,000	316,628
The Williams Cos. Inc.	7.750%	6/15/31	750,000	786,433
The Williams Cos. Inc.	8.750%	3/15/32	1,590,000	1,823,353
XTO Energy Inc.	7.500%	4/15/12	859,000	952,387
XTO Energy Inc.	6.250%	4/15/13	1,645,000	1,790,030
XTO Energy Inc.	5.650%	4/1/16	1,682,000	1,757,961

				36,359,633

Paper and Forest Products — 0.4%
Willamette Industries Inc.	7.125%	7/22/13	1,839,000	1,790,215

Pharmaceuticals — 1.0%
Abbott Laboratories	5.125%	4/1/19	1,270,000	1,345,847
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,690,000	1,851,390
Pfizer Inc.	6.200%	3/15/19	1,190,000	1,341,293

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Pharmaceuticals — Continued
Roche Holdings Inc.	6.000%	3/1/19	$650,000	$723,540	E

				5,262,070

Thrifts and Mortgage Finance — 0.9%
Countrywide Financial Corp.	5.800%	6/7/12	4,400,000	4,641,578

Tobacco — 0.7%
Philip Morris International Inc.	5.650%	5/16/18	3,300,000	3,512,573

Wireless Telecommunication Services — 1.2%
New Cingular Wireless Services Inc.	8.125%	5/1/12	3,000,000	3,423,027
Sprint Capital Corp.	8.375%	3/15/12	2,669,000	2,755,742

				6,178,769

Total Corporate Bonds and Notes (Cost — $217,188,093)				213,597,124

Asset-Backed Securities — 1.2%
Fixed Rate Securities — 0.2%
ABFS Mortgage Loan Trust 2002-3	4.763%	9/15/33	37,060	34,327	C
Conseco Finance Securitizations Corp. 2000-4	8.310%	5/1/32	538,055	406,326
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	618,201	466,064

				906,717

Indexed SecuritiesD — 1.0%
AFC Home Equity Loan Trust 2003-3	0.596%	10/25/30	626,677	338,218	A,E
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1	1.496%	6/25/37	2,096,656	1,354,749
Countrywide Asset-Backed Certificates 2002-BC1	0.906%	4/25/32	301,549	148,899
Countrywide Asset-Backed Certificates 2005-6 M1	0.736%	12/25/35	1,950,000	1,592,614
Indymac Home Equity Loan Asset-Backed Trust 2001-A	0.506%	3/25/31	182,822	90,738
MSDWCC Heloc Trust 2003-1	0.786%	11/25/15	403,562	248,259
Nelnet Student Loan Trust 2008-4 A4	1.984%	4/25/24	1,140,000	1,167,748

				4,941,225

Total Asset-Backed Securities (Cost — $7,219,553)				5,847,942

Mortgage-Backed Securities — 7.2%
Fixed Rate Securities — 2.3%
CS First Boston Mortgage Securities Corp. 2005-9 3A1	6.000%	10/25/35	1,665,904	1,257,757
Fannie Mae Grantor Trust 2002-T3	5.763%	12/25/11	3,663,449	3,945,234	F
Prime Mortgage Trust 2006-DR1 2A2	6.000%	11/25/36	1,635,817	1,349,549	E
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	2,014,462	2,011,316

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Fixed Rate Securities — Continued
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006	6.000%	6/25/34	$3,037,966	$3,037,723

				11,601,579

Indexed SecuritiesD — 2.9%
Bayview Commercial Asset Trust 2005-1A A2	0.596%	4/25/35	1,217,943	692,705	E
Citigroup Mortgage Loan Trust Inc. 2005-11 A3	4.900%	12/25/35	2,238,812	1,699,032
Countrywide Home Loans 2003-49	3.697%	10/25/33	70,311	70,125
Countrywide Home Loans 2004-R1 1AF	0.646%	11/25/34	530,170	480,851	E
Countrywide Home Loans 2006-R2 AF1	0.666%	7/25/36	907,262	681,541	E
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1	3.148%	7/25/33	1,100,401	1,025,500
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.052%	9/19/35	1,092,655	881,151
GSMPS Mortgage Loan Trust 2005-RP1 1AF	0.596%	1/25/35	404,879	246,771	E
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.186%	11/25/37	2,462,554	1,738,351
MASTR Adjustable Rate Mortgages Trust 2004-13	3.111%	11/21/34	6,815,190	5,400,563
MASTR Reperforming Loan Trust 2005-2 1A1F	0.596%	5/25/35	349,704	240,922	E
Structured Asset Mortgage Investments Inc. 2004-AR8 A1	0.586%	5/19/35	1,473,247	876,728
Structured Asset Securities Corp. 2005-RF2 A	0.596%	4/25/35	951,383	722,266	E

				14,756,506

Variable Rate SecuritiesG — 2.0%
Banc of America Funding Corp. 2005-B	5.081%	4/20/35	1,629,791	1,107,194
Bear Stearns Alt-A Trust 2005-2	4.587%	4/25/35	1,203,077	740,405
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A	5.305%	10/25/35	1,392,968	1,025,915
Countrywide Home Loans 2004-20	3.528%	9/25/34	421,496	307,903
JP Morgan Mortgage Trust 2004-A3 SF3	4.591%	6/25/34	1,412,641	1,345,908
Merrill Lynch Mortgage Investors Inc. 2005-A2	4.479%	2/25/35	1,147,864	1,029,624
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.300%	2/25/34	1,309,170	1,176,155
MLCC Mortgage Investors Inc. 2005-1 2A1	4.855%	4/25/35	483,549	412,823
MLCC Mortgage Investors Inc. 2005-1 2A2	4.855%	4/25/35	1,504,774	1,324,137
SACO I Trust 2007-VA1 A	8.965%	6/25/21	1,556,882	1,600,248	A,E
WaMu Mortgage Pass-Through Certificates 2004-AR11	2.900%	10/25/34	240,314	227,821

				10,298,133

Total Mortgage-Backed Securities (Cost — $41,912,880)				36,656,218

U.S. Government and Agency Obligations — 24.6%
Fixed Rate Securities — 15.4%
Fannie Mae	7.250%	1/15/10	162,000	165,340	F
Fannie Mae	5.250%	8/1/12	2,250,000	2,404,643	F
Fannie Mae	2.500%	5/15/14	40,000	39,913	F
Fannie Mae	3.000%	9/16/14	4,890,000	4,970,719	F
Fannie Mae	5.000%	2/13/17	6,530,000	7,219,124	F

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Fixed Rate Securities — Continued
Fannie Mae	0.000%	10/9/19	$3,750,000	$2,096,081	F,H
Farmer Mac	4.875%	4/4/12	2,561,000	2,770,569
Farmer Mac	3.000%	9/22/14	120,000	122,220
Farmer Mac	5.125%	4/19/17	2,800,000	3,032,870	E
Freddie Mac	5.000%	4/18/17	3,900,000	4,308,369	F
Tennessee Valley Authority	5.625%	1/18/11	373,000	396,694
Tennessee Valley Authority	6.790%	5/23/12	2,747,000	3,094,512
Tennessee Valley Authority	5.980%	4/1/36	70,000	80,384
Tennessee Valley Authority	5.250%	9/15/39	1,090,000	1,150,084
United States Treasury Bonds	4.500%	8/15/39	1,960,000	2,113,125
United States Treasury Notes	1.375%	9/15/12	940,000	938,384
United States Treasury Notes	2.375%	8/31/14	23,560,000	23,648,350
United States Treasury Notes	2.375%	9/30/14	1,490,000	1,493,844
United States Treasury Notes	4.000%	2/15/15	4,710,000	5,075,025
United States Treasury Notes	3.000%	9/30/16	7,090,000	7,118,247
United States Treasury Notes	3.625%	8/15/19	6,510,000	6,681,903

				78,920,400

Indexed SecuritiesD — 4.9%
Freddie Mac	0.389%	5/4/11	25,200,000	25,213,457	F

Treasury Inflation-Protected SecuritiesI — 4.3%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	8,378,290	8,380,904
United States Treasury Inflation-Protected Security	2.000%	7/15/14	2,138,816	2,223,032
United States Treasury Inflation-Protected Security	1.625%	1/15/15	338,364	344,708
United States Treasury Inflation-Protected Security	2.500%	7/15/16	3,892,397	4,172,162
United States Treasury Inflation-Protected Security	1.375%	7/15/18	898,839	889,851
United States Treasury Inflation-Protected Security	2.375%	1/15/25	1,569,836	1,645,876
United States Treasury Inflation-Protected Security	1.750%	1/15/28	2,611,120	2,501,779
United States Treasury Inflation-Protected Security	2.500%	1/15/29	1,454,481	1,563,113

				21,721,425

Total U.S. Government and Agency Obligations (Cost — $123,538,823)				125,855,282

U.S. Government Agency Mortgage-Backed Securities — 1.7%
Fixed Rate Securities — N.M.
Fannie Mae	8.000%	9/1/15	22,814	24,461	F
Fannie Mae	9.500%	4/15/21	24,348	27,262	F
Freddie Mac	9.300%	4/15/19	31,792	34,882	F

				86,605

Indexed SecuritiesD — 1.7%
Fannie Mae	3.885%	3/1/18	14,154	14,117	F
Fannie Mae	4.254%	12/1/34	447,361	460,412	F
Fannie Mae	4.828%	1/1/35	2,558,132	2,621,870	F
Fannie Mae	3.785%	3/1/35	782,921	806,324	F
Fannie Mae	4.766%	4/1/35	646,576	672,141	F

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Freddie Mac	4.157%	1/1/19	$6,622	$6,627	F
Freddie Mac	4.409%	12/1/34	172,480	177,747	F
Freddie Mac	4.463%	12/1/34	943,407	972,919	F
Freddie Mac	4.082%	1/1/35	174,870	179,144	F
Freddie Mac	4.163%	1/1/35	289,022	297,072	F
Freddie Mac	3.432%	7/1/35	2,401,625	2,456,131	F

				8,664,504

Stripped Securities — N.M.
Fannie Mae	0.000%	5/25/22	3,414	3,301	F,J2,K
Freddie Mac	10.000%	3/1/21	3,310	613	F,J1,K

				3,914

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $8,533,603)				8,755,023

Yankee BondsL — 12.5%
Aerospace and Defense — 0.2%
Systems 2001 Asset Trust	6.664%	9/15/13	820,733	814,528	E

Beverages — 0.5%
Diageo Capital PLC	7.375%	1/15/14	2,050,000	2,375,743

Commercial Banks — 5.3%
Barclays Bank PLC	5.200%	7/10/14	1,270,000	1,341,523
Barclays Bank PLC	10.179%	6/12/21	720,000	946,318	E
Barclays Bank PLC	7.434%	9/29/49	390,000	341,250	C,E
Commonwealth Bank of Australia	2.900%	9/17/14	4,630,000	4,657,623	E
Glitnir Banki Hf	5.815%	1/21/11	4,430,000	1,085,350	B,D,E,K
Glitnir Banki Hf	6.329%	7/28/11	120,000	29,400	B,D,E,K
Glitnir Banki Hf	5.678%	1/18/12	100,000	24,500	B,D,E,K
Glitnir Banki Hf	6.375%	9/25/12	1,980,000	485,100	B,E,K
Glitnir Banki Hf	6.693%	6/15/16	910,000	91	B,C,E,K
Kaupthing Bank Hf	5.750%	10/4/11	4,090,000	869,125	B,E,K
Kaupthing Bank Hf	7.625%	2/28/15	1,590,000	337,875	B,E,K
Landsbanki Islands Hf	6.100%	8/25/11	2,330,000	122,325	B,E,K
Landsbanki Islands Hf	7.431%	12/31/49	1,830,000	183	B,C,E,K
Lloyds TSB Group PLC	2.800%	4/2/12	2,740,000	2,802,425	E
Rabobank Nederland NV	11.000%	12/29/49	670,000	820,750	C,E
Royal Bank of Scotland Group PLC	2.625%	5/11/12	2,780,000	2,821,302	E
Royal Bank of Scotland Group PLC	9.118%	3/31/49	2,431,000	2,248,675
RSHB Capital SA	6.299%	5/15/17	270,000	257,823	E
Santander Issuances	5.805%	6/20/16	1,030,000	916,700	C,E
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	3,275,000	1,719,375	C,E
VTB Capital SA for Vneshtorgbank	2.183%	11/2/09	1,850,000	1,845,375	A,D,E
Westpac Banking Corp.	3.250%	12/16/11	1,610,000	1,668,169	E

Quarterly Report to Shareholders 9

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Commercial Banks — Continued
Westpac Banking Corp.	2.500%	5/25/12	$1,710,000	$1,738,044	E

				27,079,301

Consumer Finance — 0.1%
Aiful Corp.	5.000%	8/10/10	1,331,000	712,085	E

Diversified Financial Services — 0.7%
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	2,872,000	2,653,093	C
TNK-BP Finance SA	6.875%	7/18/11	703,000	711,788	E

				3,364,881

Diversified Telecommunication Services — 1.6%
Deutsche Telekom International Finance BV	5.750%	3/23/16	1,800,000	1,908,531
Telecom Italia Capital SpA	5.250%	10/1/15	1,400,000	1,449,379
Telecom Italia Capital SpA	6.999%	6/4/18	1,350,000	1,491,868
Telefonica Emisiones S.A.U.	0.809%	2/4/13	3,570,000	3,504,169	D

				8,353,947

Energy Equipment and Services — 0.3%
Transocean Inc.	5.250%	3/15/13	1,670,000	1,765,691

Foreign Government — 0.9%
Province of Ontario	4.000%	10/7/19	4,550,000	4,546,633
Russian Federation	7.500%	3/31/30	16,660	18,086	E

				4,564,719

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.000%	11/15/13	2,358,000	2,528,566

Insurance — 0.2%
Merna Reinsurance Ltd.	2.033%	6/30/12	1,300,000	1,264,510	D,E

Media — 0.2%
WPP Finance	8.000%	9/15/14	890,000	976,280

Metals and Mining — 1.2%
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	1,000,000	1,160,202
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	2,960,000	3,493,354	M
Vale Overseas Ltd.	6.250%	1/23/17	1,390,000	1,488,124

				6,141,680

Oil, Gas and Consumable Fuels — 0.7%
Anadarko Finance Co.	6.750%	5/1/11	720,000	765,153
Cenovus Energy Inc.	5.700%	10/15/19	580,000	594,726	E
Gazprom	6.212%	11/22/16	120,000	115,200	E
Petroleos Mexicanos	8.000%	5/3/19	1,720,000	1,964,240

				3,439,319

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	450,000	465,235

Total Yankee Bonds (Cost — $77,889,701)				63,846,485

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares			Value
Long-Term Securities — Continued
Preferred Stocks — 0.1%
Fannie Mae	8.250%		61,925		shs	$99,699	F,N
Freddie Mac	8.375%		84,900			153,669	F,N
Home Ownership Funding Corp.	1.000%		600			57,613	E,K,N
Home Ownership Funding Corp. II	1.000%		1,800			172,838	E,K,N
Preferred Blocker Inc.	7.000%		238			138,405	E

Total Preferred Stocks (Cost — $5,672,235)						622,224

Total Long-Term Securities (Cost — $481,954,888)						455,180,298

Short-Term Securities — 11.8%
U.S. Government and Agency Obligations — 2.4%
Fannie Mae	0.000%	10/30/09	$1,100,000			1,099,690	F,H
Fannie Mae	0.000%	2/1/10	2,250,000			2,249,071	F,H,O
Freddie Mac	0.000%	12/22/09	9,000,000			8,998,965	F,H

						12,347,726

Options Purchased — N.M.
Eurodollar Futures Put, December 2009, Strike Price $99.00			173	P		4,325
Eurodollar Futures Put, December 2009, Strike Price $99.50			173	P		18,381
Eurodollar Futures Put, March 2010, Strike Price $99.13			164	P		59,450

						82,156

Repurchase Agreements — 9.4%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $7,786,011 on 10/1/09 (Collateral: $7,951,000 Freddie Mac note, 0.000% due 3/8/10, value $7,941,720)			$7,786,000			7,786,000
Goldman, Sachs & Co.
0.03%, dated 9/30/09, to be repurchased at $40,272,034 on 10/1/09 (Collateral: $41,045,000 Freddie Mac note, 2.000% due 9/28/12, value $41,096,306)			40,272,000			40,272,000

						48,058,000

Total Short-Term Securities (Cost — $60,544,286)						60,487,882

Total Investments — 100.9% (Cost — $542,499,174) Q						515,668,180
Other Assets Less Liabilities — (0.9)%						(4,426,476)

Net Assets — 100.0%						$511,241,704

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedR
Eurodollar Futures	March 2010	220	$332,650
Eurodollar Futures	June 2010	65	113,500
U.S. Treasury Bond Futures	December 2009	1	3,372
U.S. Treasury Note Futures	December 2009	300	363,501

Quarterly Report to Shareholders 11

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased — Continued
U.S. Treasury Note Futures	December 2009	132	152,415

			$965,438

Futures Contracts WrittenR
U.S. Treasury Note Futures	December 2009	102	$(62,910)

Options WrittenR
Eurodollar Futures Call, Strike Price $99.25	December 2009	173	$(100,340)
Eurodollar Futures Call, Strike Price $99.38	March 2010	102	(1,044)
Eurodollar Futures Put, Strike Price $98.50	March 2010	249	64,530
Eurodollar Futures Put, Strike Price $98.88	March 2010	164	(3,608)
Eurodollar Futures Put, Strike Price $99.25	December 2009	346	65,610
Eurodollar Futures Put, Strike Price $99.38	March 2010	102	3,419
U.S. Treasury Note Futures Call, Strike Price $119.50	October 2009	82	(4,110)
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2009	109	(9,061)
U.S. Treasury Note Futures Put, Strike Price $114.50	October 2009	82	24,077

			$39,473

N.M. Not Meaningful.

A	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
B	Bond is currently in default.
C	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
D	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
E	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 11.10% of net assets.
F	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
G	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
H	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	Stripped Security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
K	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
L	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
M	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
N	Non-income producing.
O	All or a portion of this security is collateral to cover futures and options contracts written.
P	Par represents actual number of contracts.
Q	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,766,490
Gross unrealized depreciation	(43,597,484)

Net unrealized depreciation	$(26,830,994)

R	Written options and futures are described in more detail in the notes to financial statements.

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — 99.1%
Corporate Bonds and Notes — 53.6%
Aerospace and Defense — 0.3%
The Boeing Co.	6.000%	3/15/19	$180,000		$201,908

Airlines — 0.4%
Delta Air Lines Inc.	6.821%	8/10/22	262,606		242,910

Automobiles — 0.7%
DaimlerChrysler NA Holding Corp.	6.500%	11/15/13	380,000		409,394
General Motors Corp.	8.375%	7/5/33	50,000	EUR	10,249	A
General Motors Corp.	8.375%	7/15/33	120,000		19,500	A

					439,143

Beverages — 0.4%
Bottling Group LLC	6.950%	3/15/14	190,000		221,436

Capital Markets — 3.9%
Goldman Sachs Capital II	5.793%	12/29/49	730,000		525,600	B
Lehman Brothers Holdings Capital Trust VII	5.857%	12/31/49	920,000		92	A,B
Lehman Brothers Holdings Capital Trust VIII	3.915%	5/29/49	20,000		2	A,C
Lehman Brothers Holdings Inc.	4.500%	7/26/10	140,000		23,800	A
Merrill Lynch and Co. Inc.	5.700%	5/2/17	420,000		411,240
Merrill Lynch and Co. Inc.	6.875%	4/25/18	220,000		231,373
Morgan Stanley	5.550%	4/27/17	310,000		308,824
Morgan Stanley	7.300%	5/13/19	310,000		341,085
State Street Corp.	4.300%	5/30/14	120,000		126,084
The Bear Stearns Cos. Inc.	7.250%	2/1/18	330,000		376,874

					2,344,974

Chemicals — 0.5%
Lubrizol Corp.	8.875%	2/1/19	170,000		209,845
The Dow Chemical Co.	5.700%	5/15/18	70,000		69,014

					278,859

Commercial Banks — 2.6%
Comerica Capital Trust II	6.576%	2/20/37	130,000		89,375	B
Societe Financement de l’Economie Francaise	3.375%	5/5/14	200,000		205,345	D
SunTrust Capital VIII	6.100%	12/15/36	80,000		55,676	B
U.S. Bancorp	4.200%	5/15/14	150,000		156,749
Wells Fargo and Co.	5.250%	10/23/12	270,000		288,073
Wells Fargo and Co.	3.750%	10/1/14	220,000		218,899
Wells Fargo Capital X	5.950%	12/15/36	640,000		555,200

					1,569,317

Communications Equipment — 0.2%
EchoStar DBS Corp.	7.750%	5/31/15	130,000		132,600

Consumer Finance — 5.4%
American Express Co.	8.125%	5/20/19	100,000		118,269
American Express Credit Corp.	5.125%	8/25/14	460,000		475,832
Ford Motor Credit Co.	3.260%	1/13/12	1,160,000		1,044,000	C

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Consumer Finance — Continued
GMAC LLC	6.875%	9/15/11	$13,000	$12,285	D
GMAC LLC	6.000%	12/15/11	747,000	690,975	D
GMAC LLC	7.500%	12/31/13	108,000	94,500	D
GMAC LLC	6.750%	12/1/14	24,000	20,400	D
GMAC LLC	8.000%	12/31/18	90,000	67,950	D
John Deere Capital Corp.	5.100%	1/15/13	100,000	108,233
Nelnet Inc.	7.400%	9/29/36	250,000	182,792	B
SLM Corp.	0.804%	1/27/14	700,000	441,679	C

				3,256,915

Diversified Financial Services — 8.9%
AGFC Capital Trust I	6.000%	1/15/67	110,000	44,000	B,D
BAC Capital Trust XIII	0.699%	3/15/43	120,000	65,131	C
BAC Capital Trust XIV	5.630%	12/31/49	10,000	6,550	B
Bank of America Corp.	8.000%	12/29/49	300,000	266,730	B
Beaver Valley II Funding	9.000%	6/1/17	179,000	182,951
Citigroup Funding Inc.	2.250%	12/10/12	1,550,000	1,570,869
Citigroup Inc.	6.375%	8/12/14	210,000	217,117
Citigroup Inc.	5.500%	10/15/14	70,000	69,899
Citigroup Inc.	8.500%	5/22/19	810,000	914,356
General Electric Capital Corp.	2.125%	12/21/12	280,000	282,543
General Electric Capital Corp.	5.900%	5/13/14	570,000	611,206
General Electric Capital Corp.	6.000%	8/7/19	130,000	131,877
General Electric Capital Corp.	6.375%	11/15/67	380,000	314,450	B
ILFC E-Capital Trust I	5.900%	12/21/65	170,000	85,850	B,D
JPMorgan Chase Capital XXII	6.450%	2/2/37	380,000	341,999	B
ZFS Finance USA Trust II	6.450%	12/15/65	240,000	216,000	B,D

				5,321,528

Diversified Telecommunication Services — 1.1%
AT&T Inc.	5.600%	5/15/18	150,000	157,737
Embarq Corp.	6.738%	6/1/13	110,000	119,284
Embarq Corp.	7.082%	6/1/16	250,000	271,640
Qwest Communications International Inc.	7.500%	2/15/14	30,000	29,625
Qwest Corp.	3.549%	6/15/13	70,000	65,450	C
Windstream Corp.	8.625%	8/1/16	30,000	30,675

				674,411

Electric Utilities — 0.7%
Duke Energy Corp.	6.250%	1/15/12	200,000	217,961
Duke Energy Corp.	6.300%	2/1/14	10,000	11,063
Energy Future Holdings Corp.	11.250%	11/1/17	265,000	174,900	E

				403,924

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Energy Equipment and Services — 0.1%
Key Energy Services Inc.	8.375%	12/1/14	$70,000	$66,500

Food and Staples Retailing — 1.1%
The Kroger Co.	3.900%	10/1/15	160,000	161,272
Wal-Mart Stores Inc.	4.250%	4/15/13	370,000	394,300
Walgreen Co.	5.250%	1/15/19	80,000	86,971

				642,543

Health Care Equipment and Supplies — 0.4%
Hospira Inc.	5.550%	3/30/12	200,000	212,233

Health Care Providers and Services — 2.0%
DaVita Inc.	7.250%	3/15/15	30,000	29,700
HCA Inc.	8.750%	9/1/10	50,000	50,750
HCA Inc.	6.250%	2/15/13	30,000	28,650
HCA Inc.	6.750%	7/15/13	70,000	67,025
HCA Inc.	9.250%	11/15/16	70,000	72,362
HCA Inc.	9.625%	11/15/16	63,000	65,520	E
Tenet Healthcare Corp.	8.875%	7/1/19	171,000	180,405	D
UnitedHealth Group Inc.	6.000%	11/15/17	440,000	459,769
Universal Health Services Inc.	6.750%	11/15/11	240,000	256,222
WellPoint Inc.	5.875%	6/15/17	10,000	10,555

				1,220,958

Hotels, Restaurants and Leisure — 0.1%
MGM MIRAGE	10.375%	5/15/14	10,000	10,675	D
MGM MIRAGE	11.125%	11/15/17	20,000	21,850	D

				32,525

Independent Power Producers and Energy Traders — 1.4%
Calpine Corp.	8.000%	6/1/16	50,000	51,250	D
Dynegy Holdings Inc.	7.750%	6/1/19	70,000	59,675
Edison Mission Energy	7.625%	5/15/27	70,000	50,050
Mirant Mid Atlantic LLC	10.060%	12/30/28	97,429	99,378
NRG Energy Inc.	7.375%	2/1/16	60,000	58,050
The AES Corp.	7.750%	10/15/15	50,000	50,250
The AES Corp.	8.000%	6/1/20	160,000	158,800
TXU Corp.	5.550%	11/15/14	480,000	327,575

				855,028

Insurance — 2.7%
Allstate Life Global Funding Trust	5.375%	4/30/13	300,000	319,320
American International Group Inc.	5.850%	1/16/18	40,000	28,960
American International Group Inc.	8.250%	8/15/18	100,000	84,983
Genworth Life Insurance Co.	5.875%	5/3/13	190,000	186,813	D
MetLife Capital Trust IV	7.875%	12/15/37	450,000	423,000	B,D
MetLife Inc.	6.750%	6/1/16	100,000	111,601
MetLife Inc.	6.400%	12/15/36	10,000	8,450	B

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Insurance — Continued
Metropolitan Life Global Funding I	2.875%	9/17/12	$220,000	$219,086	D
Metropolitan Life Global Funding I	5.125%	4/10/13	190,000	196,998	D
The Travelers Cos. Inc.	6.250%	3/15/37	30,000	26,377	B

				1,605,588

IT Services — 0.1%
SunGard Data Systems Inc.	10.250%	8/15/15	30,000	30,600

Machinery — N.M.
Terex Corp.	7.375%	1/15/14	5,000	4,950

Media — 2.2%
CSC Holdings Inc.	7.625%	4/1/11	60,000	62,250
DirecTV Holdings LLC	4.750%	10/1/14	70,000	70,000	D
News America Inc.	5.300%	12/15/14	220,000	236,828
News America Inc.	6.650%	11/15/37	10,000	10,417
Reed Elsevier Capital Inc.	8.625%	1/15/19	150,000	184,796
Time Warner Cable Inc.	8.250%	2/14/14	320,000	372,902
Time Warner Inc.	6.875%	5/1/12	200,000	220,164
Turner Broadcasting System Inc.	8.375%	7/1/13	130,000	148,344

				1,305,701

Metals and Mining — 1.1%
Alcoa Inc.	6.000%	7/15/13	190,000	198,333
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	410,000	436,138
Steel Dynamics Inc.	8.250%	4/15/16	50,000	50,250	D

				684,721

Multi-Utilities — 0.8%
Dominion Resources Inc.	5.700%	9/17/12	280,000	305,867
Dominion Resources Inc.	8.875%	1/15/19	140,000	177,127

				482,994

Multiline Retail — 0.7%
Federated Retail Holdings Inc.	5.350%	3/15/12	140,000	136,274
JC Penney Corp. Inc.	5.750%	2/15/18	80,000	74,400
May Department Stores Co.	5.750%	7/15/14	210,000	197,305

				407,979

Oil, Gas and Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	5.950%	9/15/16	220,000	233,103
Chesapeake Energy Corp.	7.250%	12/15/18	70,000	66,150
ConocoPhillips	5.750%	2/1/19	500,000	544,739
Devon Energy Corp.	6.300%	1/15/19	270,000	297,886
El Paso Corp.	7.000%	5/15/11	80,000	80,826
El Paso Corp.	6.875%	6/15/14	320,000	313,600

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
Enbridge Energy Partners LP	9.875%	3/1/19	$100,000	$124,190
Energy Transfer Partners LP	9.700%	3/15/19	130,000	160,912
Energy Transfer Partners LP	9.000%	4/15/19	50,000	60,118
Enterprise Products Operating LLP	6.300%	9/15/17	340,000	366,208
Hess Corp.	8.125%	2/15/19	300,000	360,404
Kerr-McGee Corp.	6.875%	9/15/11	650,000	697,860
Kinder Morgan Energy Partners LP	6.000%	2/1/17	320,000	334,429
Noble Energy Inc.	8.250%	3/1/19	50,000	60,357
Pemex Project Funding Master Trust	5.750%	3/1/18	250,000	247,187
SandRidge Energy Inc.	9.875%	5/15/16	45,000	46,913	D
SemGroup LP	8.750%	11/15/15	20,000	1,300	A,D,F
Shell International Finance BV	4.000%	3/21/14	380,000	399,158
The Williams Cos. Inc.	2.597%	10/1/10	280,000	279,782	C,D
The Williams Cos. Inc.	6.375%	10/1/10	60,000	61,597	D
The Williams Cos. Inc.	7.875%	9/1/21	110,000	118,983
The Williams Cos. Inc.	7.500%	1/15/31	40,000	40,855
The Williams Cos. Inc.	7.750%	6/15/31	110,000	115,344
The Williams Cos. Inc.	8.750%	3/15/32	10,000	11,468
XTO Energy Inc.	7.500%	4/15/12	100,000	110,872
XTO Energy Inc.	6.250%	4/15/13	190,000	206,751
XTO Energy Inc.	5.650%	4/1/16	460,000	480,774

				5,821,766

Paper and Forest Products — 0.3%
Weyerhaeuser Co.	6.750%	3/15/12	150,000	156,267

Pharmaceuticals — 1.3%
Abbott Laboratories	5.125%	4/1/19	180,000	190,750
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	250,000	273,874
Pfizer Inc.	6.200%	3/15/19	170,000	191,613
Roche Holdings Inc.	6.000%	3/1/19	90,000	100,183	D

				756,420

Real Estate Investment Trusts (REITs) — 0.1%
Ventas Inc.	9.000%	5/1/12	30,000	31,500

Real Estate Management and Development — 0.1%
Realogy Corp.	12.375%	4/15/15	150,000	82,875

Semiconductors and Semiconductor Equipment — 0.1%
Freescale Semiconductor Inc.	8.875%	12/15/14	80,000	61,200

Thrifts and Mortgage Finance — 1.1%
Countrywide Financial Corp.	5.800%	6/7/12	600,000	632,942

Tobacco — 0.7%
Philip Morris International Inc.	5.650%	5/16/18	400,000	425,766

Wireless Telecommunication Services — 2.4%
Cricket Communications Inc.	7.750%	5/15/16	45,000	45,675	D

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Wireless Telecommunication Services — Continued
New Cingular Wireless Services Inc.	8.125%	5/1/12	$400,000	$456,403
Sprint Capital Corp.	8.375%	3/15/12	590,000	609,175
Vodafone Group PLC	5.350%	2/27/12	330,000	353,430

				1,464,683

Total Corporate Bonds and Notes (Cost — $32,890,032)				32,073,664

Asset-Backed Securities — 0.9%
Indexed SecuritiesC — 0.9%
Countrywide Asset-Backed Certificates 2005-6 M1	0.736%	12/25/35	320,000	261,352
GSAA Home Equity Trust 2007-7 A4	0.516%	7/25/37	410,000	90,260	G
Nelnet Student Loan Trust 2008-4 A4	1.984%	4/25/24	170,000	174,138

Total Asset-Backed Securities (Cost — $709,860)				525,750

Mortgage-Backed Securities — 8.2%
Fixed Rate Securities — 0.7%
CS First Boston Mortgage Securities Corp. 2005-9 3A1	6.000%	10/25/35	273,627	206,588
Residential Accredit Loans Inc. 2006-QS8 A2	6.000%	8/25/36	400,000	216,583
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1	7.000%	3/25/34	12,907	12,649

				435,820

Indexed SecuritiesC — 2.3%
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1	5.052%	9/19/35	110,394	89,025
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1	6.186%	11/25/37	337,336	238,130
MASTR Adjustable Rate Mortgages Trust 2004-13	3.111%	11/21/34	550,000	435,836
MLCC Mortgage Investors Inc. 2004-B	3.205%	5/25/29	10,442	9,887
Residential Accredit Loans Inc. 2007-QS1 2A2	0.606%	1/25/37	591,159	287,766
WaMu Mortgage Pass-Through Certificates 2007-HY1 3A3	5.868%	2/25/37	520,000	316,032

				1,376,676

Variable Rate SecuritiesI — 5.2%
Banc of America Funding Corp. 2005-B	5.081%	4/20/35	132,778	90,203
Banc of America Funding Corp. 2006-H 3A1	6.170%	9/20/46	506,277	343,965
Bear Stearns Alt-A Trust 2005-2	4.587%	4/25/35	90,902	55,943
Countrywide Home Loans 2004-20	3.528%	9/25/34	10,086	7,368
Countrywide Home Loans 2005-31 2A3	5.445%	1/25/36	430,000	267,755
JP Morgan Mortgage Trust 2004-A3	3.821%	7/25/34	270,398	249,793
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1	5.633%	11/25/35	268,698	147,311	D

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Variable Rate Securities — Continued
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.300%	2/25/34	$180,911	$162,530
MLCC Mortgage Investors Inc. 2005-1 2A1	4.855%	4/25/35	35,627	30,416
MLCC Mortgage Investors Inc. 2005-1 2A2	4.855%	4/25/35	115,788	101,888
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2	3.740%	6/25/34	124,025	104,285
Structured Asset Securities Corp. 2003-31A 2A7	3.414%	10/25/33	99,408	81,677
WaMu Mortgage Pass-Through Certificates 2005-AR4	4.653%	4/25/35	300,000	212,846
WaMu Mortgage Pass-Through Certificates 2006-AR12 1A2	5.788%	10/25/36	960,000	672,362
WaMu Mortgage Pass-Through Certificates 2006-AR14 1A3	5.605%	11/25/36	600,000	403,006
Washington Mutual Inc. 2005-AR12	4.822%	10/25/35	278,059	182,026

				3,113,374

Total Mortgage-Backed Securities (Cost — $5,553,233)				4,925,870

U.S. Government and Agency Obligations — 19.8%
Fixed Rate Securities — 14.5%
Fannie Mae	5.250%	8/1/12	320,000	341,994	J
Fannie Mae	2.500%	5/15/14	10,000	9,978	J
Fannie Mae	3.000%	9/16/14	730,000	742,050	J
Fannie Mae	5.000%	2/13/17	620,000	685,430	J
Fannie Mae	0.000%	10/9/19	560,000	313,015	J,K
Farmer Mac	3.000%	9/22/14	30,000	30,555
Farmer Mac	5.125%	4/19/17	400,000	433,267	D
Federal Home Loan Bank	3.625%	9/16/11	2,850,000	3,000,178
Freddie Mac	1.750%	6/15/12	200,000	201,056	J
Freddie Mac	5.000%	4/18/17	1,000,000	1,104,710	J
Tennessee Valley Authority	5.625%	1/18/11	10,000	10,635
Tennessee Valley Authority	6.790%	5/23/12	210,000	236,566
Tennessee Valley Authority	5.980%	4/1/36	10,000	11,483
Tennessee Valley Authority	5.250%	9/15/39	160,000	168,820
United States Treasury Bonds	4.500%	8/15/39	280,000	301,875
United States Treasury Notes	1.375%	9/15/12	940,000	938,384
United States Treasury Notes	2.375%	9/30/14	60,000	60,155
United States Treasury Notes	4.000%	2/15/15	80,000	86,200

				8,676,351

Treasury Inflation-Protected SecuritiesL — 5.3%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,250,491	1,250,881
United States Treasury Inflation-Protected Security	2.000%	7/15/14	308,483	320,630
United States Treasury Inflation-Protected Security	1.625%	1/15/15	56,394	57,452
United States Treasury Inflation-Protected Security	1.875%	7/15/15	298,947	308,849
United States Treasury Inflation-Protected Security	2.500%	7/15/16	149,297	160,028
United States Treasury Inflation-Protected Security	1.375%	7/15/18	129,832	128,534
United States Treasury Inflation-Protected Security	2.375%	1/15/25	79,977	83,851

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
U.S. Government and Agency Obligations — Continued
Treasury Inflation-Protected Securities — Continued
United States Treasury Inflation-Protected Security	1.750%	1/15/28	$647,640	$620,520
United States Treasury Inflation-Protected Security	2.500%	1/15/29	240,742	258,722

				3,189,467

Total U.S. Government and Agency Obligations (Cost — $11,450,303)				11,865,818

U.S. Government Agency Mortgage-Backed Securities — 0.6%
Indexed SecuritiesC — 0.6%
Fannie Mae	4.421%	12/1/34	341,764	351,473	J
Freddie Mac	4.082%	1/1/35	12,583	12,890	J
Freddie Mac	4.163%	1/1/35	20,859	21,440	J

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $376,627)				385,803

Yankee BondsH — 15.7%
Beverages — 0.3%
Diageo Capital PLC	7.375%	1/15/14	140,000	162,246

Commercial Banks — 5.8%
Banco Santiago SA	0.659%	12/9/09	200,000	199,586	C,D
Barclays Bank PLC	5.200%	7/10/14	190,000	200,700
Barclays Bank PLC	10.179%	6/12/21	80,000	105,146	D
Commonwealth Bank of Australia	2.900%	9/17/14	690,000	694,117	D
Glitnir Banki Hf	5.815%	1/21/11	640,000	156,800	A,C,D,F
Glitnir Banki Hf	5.678%	1/18/12	100,000	24,500	A,C,D,F
Glitnir Banki Hf	6.375%	9/25/12	260,000	63,700	A,D,F
Glitnir Banki Hf	6.693%	6/15/16	100,000	10	A,B,D,F
Kaupthing Bank Hf	5.750%	10/4/11	580,000	123,250	A,D,F
Kaupthing Bank Hf	7.625%	2/28/15	360,000	76,500	A,D,F
Landsbanki Islands Hf	6.100%	8/25/11	330,000	17,325	A,D,F
Landsbanki Islands Hf	7.431%	10/19/17	250,000	25	A,B,D,F
Lloyds TSB Group PLC	2.800%	4/2/12	380,000	388,658	D
Rabobank Nederland NV	11.000%	12/29/49	90,000	110,250	B,D
Royal Bank of Scotland Group PLC	9.118%	3/31/49	180,000	166,500
Santander Issuances	5.805%	6/20/16	140,000	124,600	B,D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	500,000	262,500	B,D
VTB Capital SA for Vneshtorgbank	2.183%	11/2/09	280,000	279,300	C,D,G
Westpac Banking Corp.	3.250%	12/16/11	240,000	248,671	D
Westpac Banking Corp.	2.500%	5/25/12	240,000	243,936	D

				3,486,074

Consumer Finance — 0.2%
Aiful Corp.	5.000%	8/10/10	190,000	101,650	D

Diversified Financial Services — 1.0%
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	450,000	415,701	B

Quarterly Report to Shareholders 9

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Financial Services — Continued
TNK-BP Finance SA	6.875%	7/18/11	$180,000		$182,250	D

					597,951

Diversified Telecommunication Services — 3.2%
British Telecommunications PLC	9.125%	12/15/10	350,000		376,837	M
Deutsche Telekom International Finance BV	5.750%	3/23/16	500,000		530,147
Intelsat Bermuda Ltd.	11.250%	6/15/16	30,000		32,100
Intelsat Jackson Holdings Ltd.	9.500%	6/15/16	15,000		15,750
Telecom Italia Capital SpA	5.250%	10/1/15	420,000		434,814
Telecom Italia Capital SpA	6.999%	6/4/18	110,000		121,560
Telefonica Emisiones S.A.U.	0.809%	2/4/13	400,000		392,624	C

					1,903,832

Energy Equipment and Services — 0.4%
Transocean Inc.	5.250%	3/15/13	220,000		232,606

Foreign Government — 1.2%
Province of Ontario	4.000%	10/7/19	690,000		689,489	H

Industrial Conglomerates — 0.8%
Tyco International Group SA	6.000%	11/15/13	460,000		493,274

Media — 0.2%
WPP Finance	8.000%	9/15/14	120,000		131,633

Metals and Mining — 1.7%
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	150,000		174,030
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	430,000		507,480	M
Teck Resources Ltd.	9.750%	5/15/14	5,000		5,500
Teck Resources Ltd.	10.250%	5/15/16	5,000		5,650
Teck Resources Ltd.	10.750%	5/15/19	10,000		11,625
Vale Overseas Ltd.	6.250%	1/23/17	190,000		203,413
Vedanta Resources PLC	8.750%	1/15/14	130,000		129,675	D

					1,037,373

Oil, Gas and Consumable Fuels — 0.7%
Cenovus Energy Inc.	5.700%	10/15/19	90,000		92,285	D
OPTI Canada Inc.	8.250%	12/15/14	100,000		77,500
Petroleos Mexicanos	8.000%	5/3/19	210,000		239,820

					409,605

Road and Rail — 0.1%
Kansas City Southern de Mexico	12.500%	4/1/16	45,000		49,725	D

Wireless Telecommunication Services — 0.1%
America Movil SA de CV	5.625%	11/15/17	70,000		72,370

Total Yankee Bonds (Cost — $11,471,671)					9,367,828

Preferred Stocks — 0.3%
Fannie Mae	8.250%		8,850	shs	14,248	J,N
Freddie Mac	8.375%		12,075		21,856	J,N

10 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Plus Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Preferred Stocks — Continued
Preferred Blocker Inc.	7.000%		258	shs	$150,035	D

Total Preferred Stocks (Cost — $583,050)					186,139

Total Long-Term Securities (Cost — $63,034,776)					59,330,872

Short-Term Securities — 20.2%
U.S. Government and Agency Obligations — 12.4%
Fannie Mae	0.000%	10/30/09	$6,500,000		6,498,168	J,K
Fannie Mae	0.000%	1/25/10	436,000		435,858	J,K,O
Fannie Mae	0.000%	2/1/10	470,000		469,806	J,K,O

					7,403,832

Options Purchased — N.M.
Eurodollar Futures Put, December 2009, Strike Price $99.00			26	P	650
Eurodollar Futures Put, December 2009, Strike Price $99.50			26	P	2,763
Eurodollar Futures Put, March 2010, Strike Price $99.13			25	P	9,062

					12,475

Repurchase Agreement — 7.8%
Goldman Sachs & Co.
0.03% dated 9/30/09, to be repurchased at $4,642,004 on 10/1/09 (Collateral: $4,735,000 Freddie Mac note, 2.000%, due 9/28/12, value $4,740,919)			$4,642,000		4,642,000

Total Short-Term Securities (Cost — $12,066,684)					12,058,307

Total Investments — 119.3% (Cost — $75,101,460) Q					71,389,179
Other Assets Less Liabilities — (19.3)%					(11,557,911)

Net Assets — 100.0%					$59,831,268

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedR
Eurodollar Futures	March 2010	31	$46,732
Eurodollar Futures	June 2010	9	15,718
U.S. Treasury Bond Futures	December 2009	1	2,856
U.S. Treasury Note Futures	December 2009	86	132,947
U.S. Treasury Note Futures	December 2009	27	31,178

			$229,431

Futures Contracts WrittenR
U.S. Treasury Note Futures	December 2009	46	$(32,134)

Options WrittenR
Eurodollar Futures Call, Strike Price $99.25	December 2009	26	$(15,080)

Quarterly Report to Shareholders 11

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Options Written — Continued
Eurodollar Futures Call, Strike Price $99.38	March 2010	15	(143)
Eurodollar Futures Put, Strike Price $98.50	March 2010	38	9,860
Eurodollar Futures Put, Strike Price $98.88	March 2010	25	(550)
Eurodollar Futures Put, Strike Price $99.25	December 2009	52	9,861
Eurodollar Futures Put, Strike Price $99.38	March 2010	15	483
U.S. Treasury Note Futures Call, Strike Price $119.50	October 2009	12	(602)
U.S. Treasury Note Futures Call, Strike Price $120.00	November 2009	16	(1,330)
U.S. Treasury Note Futures Put, Strike Price $114.50	October 2009	12	3,524

			$6,023

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Credit Suisse First Boston (London)	11/19/2009	AUD	289,277	USD	$241,161	$13,040
Credit Suisse First Boston (London)	11/19/2009	EUR	660,000	USD	936,870	29,435
Citibank NA	11/19/2009	GBP	330,000	USD	560,584	(33,060)
Credit Suisse First Boston (London)	11/19/2009	GBP	328,000	USD	535,821	(11,493)
Credit Suisse First Boston (London)	11/19/2009	JPY	104,501,670	USD	1,086,296	78,954
Citibank NA	11/19/2009	USD	1,345,429	EUR	934,319	(22,507)
Citibank NA	11/19/2009	USD	539,072	GBP	330,000	11,547
Credit Suisse First Boston (London)	11/19/2009	USD	555,894	GBP	328,000	31,567
Credit Suisse First Boston (London)	11/19/2009	USD	1,123,693	JPY	106,380,000	(62,502)
UBS AG London	11/19/2009	USD	226,336	AUD	271,728	(12,444)

						$22,537

N.M. Not Meaningful.

A	Bond is currently in default.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 13.02% of net assets.
E	Pay-in-Kind (“PIK”) security - A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
H	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
J	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
K	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
M	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
N	Non-income producing.
O	All or a portion of this security is collateral to cover futures and options contracts written.

12 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Intermediate Plus Bond Portfolio - Continued

P	Par represents actual number of contracts.
Q	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,832,002
Gross unrealized depreciation	(6,544,283)

Net unrealized depreciation	$(3,712,281)

R	Written options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— U.S. Dollar

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 98.9%
Corporate Bonds and Notes — 22.3%
Aerospace and Defense — 0.3%
United Technologies Corp.	5.375%	12/15/17	$140,000	$152,737

Airlines — 1.7%
Continental Airlines Inc.	6.900%	1/2/18	290,822	270,464
Continental Airlines Inc.	6.545%	8/2/20	221,362	209,188
Continental Airlines Inc.	6.703%	6/15/21	199,128	181,206
Northwest Airlines Inc.	1.175%	5/20/14	366,323	307,711	A

				968,569

Capital Markets — 2.6%
Goldman Sachs Capital II	5.793%	12/29/49	440,000	316,800	B
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/49	570,000	57	B,C
Lehman Brothers Holdings Inc.	6.500%	7/19/17	200,000	20	C
Merrill Lynch and Co. Inc.	6.150%	4/25/13	450,000	476,145
Morgan Stanley	6.600%	4/1/12	200,000	217,337
The Bear Stearns Cos. Inc.	6.400%	10/2/17	230,000	250,210
The Goldman Sachs Group Inc.	6.600%	1/15/12	210,000	228,033

				1,488,602

Chemicals — 0.1%
The Dow Chemical Co.	5.700%	5/15/18	60,000	59,155

Commercial Banks — 1.6%
SunTrust Capital VIII	6.100%	12/15/36	60,000	41,757	B
Wachovia Capital Trust III	5.800%	3/15/42	770,000	531,300	B
Wells Fargo Capital X	5.950%	12/15/36	150,000	130,125	B
Wells Fargo Capital XIII	7.700%	12/29/49	290,000	255,200	B

				958,382

Consumer Finance — 1.9%
American Express Co.	6.800%	9/1/66	300,000	255,000	B
American Express Credit Corp.	5.125%	8/25/14	50,000	51,721
GMAC LLC	7.500%	12/31/13	153,000	133,875	D
GMAC LLC	8.000%	12/31/18	127,000	95,885	D
Nelnet Inc.	7.400%	9/29/36	280,000	204,727	B
SLM Corp.	8.450%	6/15/18	420,000	334,950

				1,076,158

Diversified Financial Services — 5.0%
Bank of America Corp.	8.000%	12/29/49	300,000	266,730	B
Citigroup Funding Inc.	1.875%	10/22/12	440,000	440,852
Citigroup Inc.	5.000%	9/15/14	500,000	475,793
Citigroup Inc.	5.500%	10/15/14	60,000	59,914
General Electric Capital Corp.	2.125%	12/21/12	640,000	645,813
General Electric Capital Corp.	6.375%	11/15/67	450,000	372,375	B
JPMorgan Chase Bank NA	3.311%	2/11/11	205,000	205,582	A,D

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Financial Services — Continued
ZFS Finance USA Trust III	1.449%	12/15/65	$540,000	$437,400	A,D

				2,904,459

Diversified Telecommunication Services — 1.4%
AT&T Inc.	4.850%	2/15/14	250,000	265,924
Qwest Corp.	8.875%	3/15/12	130,000	136,825
Verizon Communications Inc.	8.750%	11/1/18	120,000	149,910
Verizon Wireless Capital LLC	3.750%	5/20/11	260,000	268,249	D

				820,908

Electric Utilities — 0.7%
FirstEnergy Corp.	6.450%	11/15/11	5,000	5,408
Pacific Gas and Electric Co.	4.800%	3/1/14	400,000	426,601

				432,009

Food and Staples Retailing — 0.1%
The Kroger Co.	3.900%	10/1/15	80,000	80,636

Health Care Equipment and Supplies — 0.4%
Hospira Inc.	5.550%	3/30/12	200,000	212,233

Health Care Providers and Services — 0.2%
UnitedHealth Group Inc.	4.875%	2/15/13	110,000	114,331

Insurance — 0.3%
Metropolitan Life Global Funding I	2.875%	9/17/12	170,000	169,293	D

Leisure Equipment and Products — N.M.
Eastman Kodak Co.	7.250%	11/15/13	10,000	8,200

Media — 1.0%
Comcast Cable Communications Inc.	6.750%	1/30/11	200,000	212,682
DirecTV Holdings LLC	4.750%	10/1/14	50,000	50,000	D
The Walt Disney Co.	4.700%	12/1/12	160,000	172,608
Time Warner Cable Inc.	8.250%	2/14/14	140,000	163,144

				598,434

Multiline Retail — 0.3%
Federated Retail Holdings Inc.	5.350%	3/15/12	150,000	146,008

Oil, Gas and Consumable Fuels — 4.1%
Devon Financing Corp. ULC	6.875%	9/30/11	260,000	282,862
El Paso Natural Gas Co.	5.950%	4/15/17	370,000	382,237
Energy Transfer Partners LP	9.700%	3/15/19	90,000	111,401
Hess Corp.	6.650%	8/15/11	220,000	236,083
Kinder Morgan Energy Partners LP	6.750%	3/15/11	310,000	328,748
Occidental Petroleum Corp.	7.000%	11/1/13	400,000	462,112
Pemex Project Funding Master Trust	0.934%	12/3/12	320,000	305,600	A,D

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Oil, Gas and Consumable Fuels — Continued
XTO Energy Inc.	5.650%	4/1/16	$290,000	$303,097

				2,412,140

Thrifts and Mortgage Finance — 0.1%
Countrywide Financial Corp.	5.800%	6/7/12	60,000	63,294

Tobacco — 0.5%
Philip Morris International Inc.	4.875%	5/16/13	300,000	318,698

Total Corporate Bonds and Notes (Cost — $14,023,622)				12,984,246

Asset-Backed Securities — 15.2%
Fixed Rate Securities — 2.7%
Countryplace Manufactured Housing Contract Trust 2007-1 A2	5.232%	7/15/37	371,855	310,526	D,E
Drive Auto Receivables Trust 2006-1 A4	5.540%	12/16/13	434,148	441,919	D
Ford Credit Auto Owner Trust 2009-B A2	2.100%	11/15/11	500,000	504,284
Ford Credit Auto Owner Trust 2009-D A2	1.210%	1/15/12	270,000	270,607
UCFC Home Equity Loan 1998-D	6.905%	4/15/30	33,160	24,999

				1,552,335

Indexed SecuritiesA — 11.7%
Ameriquest Mortgage Securities Inc. 2005-R11 A2D	0.576%	1/25/36	240,000	146,234
Asset Backed Funding Certificates 2004-OPT2 M1	0.796%	8/25/33	180,000	115,039
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1	0.406%	6/25/35	26,999	26,722
Bank of America Credit Card Trust 2006-A9 A9	0.253%	2/15/13	650,000	646,027
Bank of America Credit Card Trust 2008-A1 A1	0.823%	4/15/13	420,000	419,490
Bayview Financial Acquisition Trust 2004-C	0.876%	5/28/44	61,910	48,414
Bayview Financial Acquisition Trust 2006-D 2A4	0.526%	12/28/36	461,895	275,231
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1	0.646%	9/25/46	293,207	146,569
Bear Stearns Asset-Backed Securities Trust 2006-SD2	0.446%	6/25/36	223,616	208,930
Chase Issuance Trust 2006-A5 A	0.263%	11/15/13	600,000	593,254
Chase Issuance Trust 2009-A4 A4	0.993%	6/15/12	470,000	471,500
Countrywide Asset-Backed Certificates 2007-SE1 1A1	0.796%	5/25/47	780,667	331,572	D
Countrywide Home Equity Loan Trust 2004-O	0.523%	2/15/34	50,871	18,703
Ellington Loan Acquisition Trust 2007-1 A2A1	1.246%	5/26/37	213,206	173,460	D
MASTR Specialized Loan Trust 2006-2	0.506%	2/25/36	250,149	130,944	D
MASTR Specialized Loan Trust 2006-3 A	0.506%	6/25/46	420,437	232,556	D
Morgan Stanley Mortgage Loan Trust 2006-12XS	0.366%	10/25/36	84,959	77,142
Nelnet Student Loan Trust 2008-4 A4	1.984%	4/25/24	1,090,000	1,116,531
Origen Manufactured Housing 2006-A	0.393%	11/15/18	334,804	307,361
Residential Asset Securities Corp. 2006-KS1 A4	0.546%	2/25/36	310,000	106,200
SACO I Trust 2006-3 A3	0.476%	4/25/36	675,612	109,707
SLM Student Loan Trust 2005-10 A3	0.554%	10/25/16	711,438	709,961
SLM Student Loan Trust 2007-6 A1	0.674%	4/27/15	264,259	264,088

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Asset-Backed Securities — Continued
Indexed Securities — Continued
Specialty Underwriting & Residential Finance Trust 2001-BC4 M1	0.846%	11/25/34	$240,000	$154,713

				6,830,348

Variable Rate SecuritiesF — 0.8%
Green Tree 2008-MH1 A1	7.000%	4/25/38	454,034	462,023	D

Total Asset-Backed Securities (Cost — $10,921,531)				8,844,706

Mortgage-Backed Securities — 9.9%
Fixed Rate Securities — 1.1%
GS Mortgage Securities Corp. II 2001-1285 C	6.712%	8/15/18	200,000	205,406	D
Residential Asset Mortgage Products Inc. 2004-SL1	7.000%	11/25/31	54,569	54,635
Residential Asset Mortgage Products Inc. 2004-SL2	8.500%	10/25/31	21,609	19,266
Residential Asset Mortgage Products Inc. 2005-SL1	8.000%	5/25/32	425,416	383,539

				662,846

Indexed SecuritiesA — 5.8%
American Home Mortgage Investment Trust 2005-SD1	0.696%	9/25/35	400,588	128,635	D
Banc of America Mortgage Securities 2003-D	4.569%	5/25/33	90,323	82,236
Bayview Commercial Asset Trust 2005-2A A2	0.596%	8/25/35	297,636	167,347	D
Bear Stearns ARM Trust 2004-10	3.867%	1/25/35	176,934	140,528
Bear Stearns Second Lien Trust 2007-SV1A A1	0.466%	12/25/36	214,922	123,543	D
CBA Commercial Small Balance Commercial Trust 2005-1A	0.566%	7/25/35	300,041	120,016	D
Citigroup Mortgage Loan Trust Inc. 2005-5	5.412%	8/25/35	212,752	122,140
Countrywide Alternative Loan Trust 2005-51 2A1	0.546%	11/20/35	256,174	135,106
Countrywide Asset-Backed Certificates 2005-IM1	0.526%	11/25/35	201,060	155,023
Countrywide Home Loans 2005-R3	0.646%	9/25/35	419,462	278,033	D
Crusade Global Trust 2003-2	0.482%	9/18/34	31,107	29,424	E,G
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2	3.633%	6/25/34	231,135	215,111
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1	4.075%	10/25/34	164,108	149,546
First Horizon Alternative Mortgage Securities 2004-AA4 A1	4.149%	10/25/34	182,925	141,695
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B	0.366%	12/25/46	244,221	55,335
GSMPS Mortgage Loan Trust 2005-RP3	0.596%	9/25/35	345,666	222,126	D
Luminent Mortgage Trust 2006-7 2A2	0.466%	12/25/36	995,557	236,435
Medallion Trust 2003-1G	0.482%	12/21/33	35,230	32,112	E,G
MLCC Mortgage Investors Inc. 2003-H	3.233%	1/25/29	14,504	13,379
Sequoia Mortgage Trust 2003-2 A2	1.447%	6/20/33	21,709	18,852
Wachovia Mortgage Loan Trust LLC 2005-A	4.226%	8/20/35	136,875	71,049
WaMu Mortgage Pass-Through Certificates 2003-AR8 A	2.851%	8/25/33	192,096	181,644
WaMu Mortgage Pass-Through Certificates 2005-AR19	0.656%	12/25/45	444,864	181,891

Quarterly Report to Shareholders 5

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
Mortgage-Backed Securities — Continued
Indexed Securities — Continued
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA	1.871%	6/25/46	$418,028	$148,540
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1	5.655%	7/25/37	326,427	207,827

				3,357,573

Variable Rate SecuritiesF — 3.0%
Banc of America Funding Corp. 2004-B	5.251%	12/20/34	72,435	57,520
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A	5.718%	8/25/47	468,059	322,149
IndyMac INDX Mortgage Loan Trust 2004-AR15	4.561%	2/25/35	177,257	103,927
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1	4.300%	2/25/34	198,418	178,258
Prime Mortgage Trust 2005-2	7.465%	10/25/32	89,975	78,335
Small Business Administration Series 2004-2	3.080%	9/25/18	252,328	259,992
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1	5.558%	6/25/35	297,743	187,599
Structured Asset Securities Corp. 2003-22A 3A	3.973%	6/25/33	517,412	474,415
Structured Asset Securities Corp. 2004-SC1	8.820%	12/25/29	68,666	50,619	D

				1,712,814

Total Mortgage-Backed Securities (Cost — $9,190,079)				5,733,233

U.S. Government and Agency Obligations — 18.3%
Fixed Rate Securities — 11.2%
Fannie Mae	3.000%	9/16/14	560,000	569,244	H
Federal Home Loan Bank	1.625%	7/27/11	320,000	323,669
United States Treasury Notes	1.375%	9/15/12	3,390,000	3,384,173
United States Treasury Notes	2.375%	8/31/14	1,250,000	1,254,687
United States Treasury Notes	2.375%	9/30/14	10,000	10,026
United States Treasury Notes	3.625%	8/15/19	940,000	964,822

				6,506,621

Treasury Inflation-Protected SecuritiesI — 7.1%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,830,264	1,830,835	J
United States Treasury Inflation-Protected Security	2.000%	7/15/14	1,428,163	1,484,396
United States Treasury Inflation-Protected Security	2.500%	7/15/16	746,487	800,141

				4,115,372

Total U.S. Government and Agency Obligations (Cost — $10,522,941)				10,621,993

U.S. Government Agency Mortgage-Backed Securities — 11.1%
Indexed SecuritiesA — 11.1%
Fannie Mae	4.205%	12/1/34	85,207	87,867	H
Fannie Mae	4.210%	12/1/34	70,559	72,754	H
Fannie Mae	4.326%	1/1/35	98,698	99,877	H
Fannie Mae	4.828%	1/1/35	182,450	186,996	H
Fannie Mae	4.759%	2/1/35	414,895	427,660	H

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Indexed Securities — Continued
Fannie Mae	4.550%	3/1/35	$168,179	$173,227	H
Fannie Mae	5.065%	3/1/35	355,848	366,952	H
Fannie Mae	5.502%	7/1/37	2,392,785	2,511,212	H
Freddie Mac	4.082%	1/1/35	25,546	26,171	H
Freddie Mac	4.578%	1/1/35	119,968	123,896	H
Freddie Mac	6.221%	12/1/36	2,245,409	2,386,021	H

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $6,203,344)				6,462,633

Yankee BondsG — 22.0%
Beverages — 0.4%
Diageo Capital PLC	5.200%	1/30/13	210,000	225,052

Capital Markets — 1.6%
Deutsche Bank AG	6.000%	9/1/17	300,000	323,752
Macquarie Bank Ltd.	2.600%	1/20/12	580,000	595,504	D

				919,256

Commercial Banks — 13.5%
Barclays Bank PLC	5.200%	7/10/14	120,000	126,758
Commonwealth Bank of Australia	2.900%	9/17/14	530,000	533,162	D
Glitnir Banki Hf	5.815%	1/21/11	720,000	176,400	A,C,D,K
Kaupthing Bank Hf	5.750%	10/4/11	290,000	61,625	C,D,K
Kaupthing Bank Hf	7.625%	2/28/15	700,000	148,750	C,D,K
Landsbanki Islands Hf	6.100%	8/25/11	410,000	21,525	C,D,K
Landsbanki Islands Hf	7.431%	10/19/17	140,000	14	B,C,D,K
Landwirtschaftliche Rentenbank	1.875%	9/24/12	250,000	249,928
Lloyds TSB Group PLC	2.800%	4/2/12	1,500,000	1,534,174	D
Resona Preferred Global Securities	7.191%	12/29/49	360,000	298,800	B,D
Royal Bank of Scotland PLC	3.000%	12/9/11	1,480,000	1,523,660	D
Royal Bank of Scotland PLC	2.625%	5/11/12	300,000	303,903	D
Shinsei Finance Cayman Ltd.	6.418%	1/29/49	410,000	215,250	B,D
Societe Financement de l’Economie Francaise	2.125%	1/30/12	430,000	435,805	D
Societe Financement de l’Economie Francaise	0.713%	7/16/12	550,000	552,381	A,D
Swedbank AB	3.000%	12/22/11	320,000	327,520	D
The Royal Bank of Scotland PLC	1.159%	5/11/12	600,000	608,941	A,D
Westpac Banking Corp.	3.250%	12/16/11	570,000	590,594	D
Westpac Banking Corp.	2.500%	5/25/12	130,000	132,132	D

				7,841,322

Consumer Finance — 0.2%
Aiful Corp.	5.000%	8/10/10	200,000	107,000	D

Diversified Financial Services — 2.2%
ING Bank NV	2.625%	2/9/12	875,000	889,822	D
MUFG Capital Finance 1 Ltd.	6.346%	7/29/49	240,000	221,707	B

Quarterly Report to Shareholders 7

	Rate	Maturity Date	Par/Shares		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Diversified Financial Services — Continued
TNK-BP Finance SA	6.875%	7/18/11	$190,000		$192,375	D

					1,303,904

Diversified Telecommunication Services — 1.0%
France Telecom SA	7.750%	3/1/11	200,000		216,555	L
Telefonica Emisiones S.A.U.	0.809%	2/4/13	400,000		392,624	A

					609,179

Foreign Governments — 0.2%
Russian Federation	8.250%	3/31/10	8,891		9,140	D
Russian Federation	8.250%	3/31/10	82,238		84,089	D

					93,229

Health Care Equipment and Supplies — 0.5%
Baxter Finco BV	4.750%	10/15/10	260,000		270,255

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.375%	10/15/11	300,000		323,400

Insurance — 0.8%
Suncorp-Metway Ltd.	2.009%	7/16/12	450,000		466,808	A,D

Metals and Mining — 0.1%
Vale Overseas Ltd.	6.250%	1/23/17	80,000		85,647

Oil, Gas and Consumable Fuels — 0.4%
Anadarko Finance Co.	6.750%	5/1/11	200,000		212,543

Wireless Telecommunication Services — 0.6%
Rogers Wireless Inc.	6.375%	3/1/14	300,000		331,181

Total Yankee Bonds (Cost — $14,685,772)					12,788,776

Preferred Stocks — 0.1%
Fannie Mae	8.250%		8,850	shs	14,249	B,H,M
Freddie Mac	8.375%		12,125		21,946	B,H,M

Total Preferred Stocks (Cost — $524,375)					36,195

Total Long-Term Securities (Cost — $66,071,664)					57,471,782

Short-Term Securities — 1.4%
U.S. Government and Agency Obligations — 0.1%
Fannie Mae	0.000%	2/1/10	$30,000		29,987	H,J,N

Options Purchased — N.M.
Eurodollar Futures Put, December 2009, Strike Price $99.00			20	O	500
Eurodollar Futures Put, December 2009, Strike Price $99.50			20	O	2,125
Eurodollar Futures Put, March 2010, Strike Price $99.13			17	O	6,163

					8,788

8 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Limited Duration Bond Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Short-Term Securities — Continued
Repurchase Agreement — 1.3%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $774,001 on 10/1/09 (Collateral: $791,000 Freddie Mac notes, 0.000% due 3/8/10, value $789,480)			$774,000	$774,000

Total Short-Term Securities (Cost — $819,711)				812,775

Total Investments — 100.3% (Cost — $66,891,375)P				58,284,557
Other Assets Less Liabilities — (0.3)%				(147,730)

Net Assets — 100.0%				$58,136,827

		Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedQ
Eurodollar Futures		March 2010	24	$28,824
U.S. Treasury Note Futures		December 2009	29	19,343

				$48,167

Futures Contracts WrittenQ
U.S. Treasury Note Futures		December 2009	9	$(16,881)
U.S. Treasury Note Futures		December 2009	48	(59,421)

				$(76,302)

Options WrittenQ
Eurodollar Futures Call, Strike Price $99.25		December 2009	20	$(11,600)
Eurodollar Futures Call, Strike Price $99.38		March 2010	12	(114)
Eurodollar Futures Put, Strike Price $98.50		March 2010	26	6,483
Eurodollar Futures Put, Strike Price $98.88		March 2010	17	(374)
Eurodollar Futures Put, Strike Price $99.25		December 2009	40	7,585
Eurodollar Futures Put, Strike Price $99.38		March 2010	12	386

				$2,366

N.M. Not Meaningful.

A	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Bond is currently in default.
D	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 25.55% of net assets.
E	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
F	The coupon rates shown on variable rate securities are the rates at September 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
G	Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
H	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
I	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
J	All or a portion of this security is collateral to cover futures and options contracts written.
K	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

Quarterly Report to Shareholders 9

L	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
M	Non-income producing.
N	Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
O	Par represents actual number of contracts.
P	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,165,246
Gross unrealized depreciation	(9,772,064)

Net unrealized depreciation	$(8,606,818)

Q	Written options and futures are described in more detail in the notes to financial statements.

Quarterly Report to Shareholders 1

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2009 (Unaudited)

	Rate	Maturity Date	Par†		Value
Long-Term Securities — 97.7%
Corporate Bonds and Notes — 40.7%
Capital Markets — 0.9%
Lehman Brothers Holdings Inc.	4.625%	3/14/19	1,300,000	EUR	$19	A,B
Merrill Lynch and Co. Inc.	6.750%	5/21/13	100,000	EUR	157,413
The Goldman Sachs Group Inc.	6.375%	5/2/18	374,000	EUR	602,828

					760,260

Commercial Banks — 12.6%
Alliance and Leicester PLC	5.000%	10/4/10	1,000,000	EUR	1,491,222
Banco Popolare di Verona e Novara Scrl	6.156%	6/29/49	500,000	EUR	483,170	B
Barclays Back PLC	5.250%	5/27/14	390,000	EUR	610,512
Barclays Bank PLC	4.250%	10/27/11	1,000,000	EUR	1,535,630
Bayerische Landesbank	5.750%	10/23/17	250,000	EUR	347,531
BES Finance Ltd.	4.500%	12/29/49	50,000	EUR	58,566	B
Deutsche Postbank IV	5.983%	6/29/49	350,000	EUR	343,343	B
Dexia Municipal Agency	1.550%	10/31/13	282,000,000	JPY	3,087,147
ESFG International Ltd.	5.753%	6/29/49	550,000	EUR	668,385	B
HSH Nordbank Luxembourg	7.408%	6/29/49	647,000	EUR	236,826	B
HT1 Funding GmbH	6.352%	7/29/49	266,000	EUR	225,889	B
Intesa Sanpaolo SpA	5.750%	5/28/18	400,000	EUR	611,529	B
Lloyds TSB Bank PLC	6.375%	6/17/16	250,000	EUR	402,109
Shinsei Bank Ltd.	3.750%	2/23/16	100,000	EUR	121,891	B,C
Swedbank AB	5.570%	9/27/17	100,000	EUR	142,993	B

					10,366,743

Diversified Financial Services — 18.8%
Banca Italease SpA	1.246%	10/15/09	50,000	EUR	73,139	D
Banca Italease SpA	1.099%	2/2/10	250,000	EUR	360,964	D
Banca Italease SpA	1.101%	11/23/10	200,000	EUR	278,982	D
Banca Italease SpA	1.183%	2/8/12	50,000	EUR	67,240	D
Banca Italease SpA	1.028%	3/14/12	50,000	EUR	66,929	D
Caisse Refinancement de l’Habitat	4.200%	4/25/11	635,000	EUR	965,056
Citigroup Inc.	7.375%	6/16/14	300,000	EUR	486,226
Citigroup Inc.	7.375%	9/4/19	230,000	EUR	367,233
Eksportfinans ASA	1.600%	3/20/14	365,000,000	JPY	4,050,951
Eurohypo Capital Funding Trust 1	6.445%	5/29/49	61,000	EUR	40,191	B
European Investment Bank	4.250%	12/7/10	1,512,000	GBP	2,506,664
European Investment Bank	1.400%	6/20/17	128,000,000	JPY	1,448,898
European Investment Bank	1.900%	1/26/26	236,000,000	JPY	2,566,397	C
GE Capital European Funding	4.750%	7/30/14	50,000	EUR	75,425
GE Capital European Funding	5.375%	1/23/20	150,000	EUR	221,272
Kreditanstalt fuer Wiederaufbau	2.600%	6/20/37	42,000,000	JPY	466,324
Landesbank Hessen-Thueringen Girozentrale	5.375%	3/7/12	200,000	GBP	337,106
Resona Bank Ltd.	4.125%	9/29/49	200,000	EUR	254,762	B,C
SNS Reaal	6.258%	7/17/17	650,000	EUR	556,743	B
Total Capital SA	3.500%	2/27/14	210,000	EUR	317,089

					15,507,591

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Non-U.S. Opportunity Bond Portfolio - Continued

	Rate	Maturity Date	Par†		Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Diversified Telecommunication Services — 1.9%
British Telecommunications PLC	5.250%	1/22/13	75,000	EUR	$113,837
British Telecommunications PLC	5.250%	6/23/14	274,000	EUR	411,893
Deutsche Telekom International Finance BV	7.125%	7/11/11	108,000	EUR	170,998	E
Koninklijke (Royal) KPN N.V.	5.000%	11/13/12	149,000	EUR	230,854
Telecom Italia SpA	7.875%	1/22/14	250,000	EUR	417,828
Telecom Italia SpA	5.250%	3/17/55	200,000	EUR	225,213

					1,570,623

Electric Utilities — 0.2%
Electricite de France (EDF)	4.625%	9/11/24	100,000	EUR	145,002

Food and Staples Retailing — 0.4%
Tesco PLC	5.125%	2/24/15	200,000	EUR	313,196

Insurance — 2.6%
Aviva PLC	5.250%	10/2/23	320,000	EUR	445,102	B
AXA SA	6.211%	10/29/49	200,000	EUR	243,195	B
Groupama	6.298%	10/29/49	550,000	EUR	526,300	B
Mapfre SA	5.921%	7/24/37	400,000	EUR	493,870	B
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	5.767%	6/29/49	350,000	EUR	463,770	B

					2,172,237

Oil, Gas and Consumable Fuels — 0.6%
BG Energy Capital PLC	3.375%	7/15/13	50,000	EUR	73,948
BP Capital Markets PLC	5.750%	2/26/10	250,000	GBP	406,703

					480,651

Pharmaceuticals — 0.5%
AstraZeneca PLC	5.125%	1/15/15	209,000	EUR	332,285
Pfizer Inc.	5.750%	6/3/21	50,000	EUR	81,932

					414,217

Thrifts and Mortgage Finance — 0.1%
Hypo Real Estate International Trust I	5.864%	6/14/17	350,000	EUR	81,992	B

Tobacco — 0.9%
BAT International Finance PLC	5.375%	6/29/17	150,000	EUR	230,516
Imperial Tobacco Group PLC	7.250%	9/15/14	310,000	EUR	505,796

					736,312

Water Utilities — 1.2%
Anglian Water Services Ltd	6.250%	6/27/16	230,000	EUR	374,431
Thames Water Utilities Cayman Finance Ltd.	6.125%	2/4/13	370,000	EUR	580,435

					954,866

Total Corporate Bonds and Notes (Cost — $33,520,429)					33,503,690

Quarterly Report to Shareholders 3

	Rate	Maturity Date	Par†			Value
Long-Term Securities — Continued
Foreign Government Obligations — 57.0%
Bundesrepublik Deutschland	4.250%	7/4/39	1,770,000		EUR	$2,732,345
Bundesrepublik Deutschland	4.750%	7/4/40	620,000		EUR	1,034,689
Canadian Real Return Bond	4.000%	12/1/31	200,850		CAD	265,429	F
Development Bank of Japan	1.750%	3/17/17	150,000,000		JPY	1,756,565
Federal Republic of Germany	4.000%	1/4/37	380,000		EUR	558,530
France Government Bond OAT	4.000%	4/25/55	2,960,000		EUR	4,257,132	F
Government of Canada	4.000%	6/1/16	2,300,000		CAD	2,302,021
Government of Japan	0.400%	6/15/11	242,000,000		JPY	2,706,035
Government of Japan	0.900%	3/20/14	58,000,000		JPY	657,175
Government of Japan	1.300%	9/10/17	36,036,000		JPY	376,789	F
Government of Japan	1.500%	9/20/18	333,400,000		JPY	3,829,592
Government of Japan	2.100%	3/20/27	33,000,000		JPY	375,991
Government of Japan	2.100%	6/20/29	25,000,000		JPY	281,747
Government of Poland	5.000%	10/24/13	1,400,000		PLN	477,154
Government of Poland	5.750%	9/23/22	13,560,000		PLN	4,496,076
Japan Development Bank	2.300%	3/19/26	240,000,000		JPY	2,773,529
Kingdom of Denmark	5.000%	11/15/13	17,460,000		DKK	3,744,838
Kingdom of Norway	4.250%	5/19/17	43,750,000		NOK	7,704,465
Netherlands Government Bond	4.000%	1/15/37	2,500,000		EUR	3,638,048
Republic of France	4.750%	4/25/35	140,000		EUR	225,846	F
United Kingdom Gilt	3.750%	9/7/19	1,720,000		GBP	2,764,870

Total Foreign Government Obligations (Cost — $43,335,358)						46,958,866

Total Long-Term Securities (Cost — $76,855,787)						80,462,556

Short-Term Securities — 2.1%
Options Purchased — 0.1%
U.S. Treasury Note Futures Put, October 2009, Strike Price $114.50			296	G		43,938

Repurchase Agreement — 2.0%
Deutsche Bank
0.05%, dated 9/30/09, to be repurchased at $1,681,002 on 10/1/09 (Collateral: $1,717,000 Freddie Mac Discount note, 0.000%, due 3/8/10, value $1,714,620)			$1,681,000			1,681,000

Total Short-Term Securities (Cost — $1,829,962)						1,724,938

Total Investments — 99.8% (Cost — $78,685,749)H						82,187,494
Other Assets Less Liabilities — 0.2%						193,298

Net Assets — 100.0%						$82,380,792

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts PurchasedI
Australia Treasury Bond Futures	December 2009	80	$(72,470)
German Euro Bund Futures	December 2009	5	10,443
German Euro Bobl Futures	December 2009	4	1,883
U.S. Treasury Bond Futures	December 2009	43	95,267

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Non-U.S. Opportunity Bond Portfolio - Continued

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Futures Contracts Purchased — Continued
U.S. Treasury Note Futures	December 2009	29	25,507

			$60,630

Futures Contracts WrittenI
U.S. Treasury Note Futures	December 2009	154	$(195,407)
United Kingdom Treasury Gilt Futures	December 2009	30	(1,079)

			$(196,486)

Options WrittenI
U.S. Treasury Note Futures Call, Strike Price $117.00	October 2009	296	$59,163

	Settlement Date	Contract to				Unrealized Gain/(Loss)
Broker		Receive		Deliver
Citibank NA	11/19/2009	AUD	619,380	USD	$530,000	$14,278
UBS AG London	11/19/2009	AUD	5,300,000	USD	4,414,635	242,722
Deutsche Bank AG London	11/19/2009	CAD	992,018	GBP	560,000	8,160
Deutsche Bank AG London	11/19/2009	CAD	992,018	GBP	560,000	24,180
Deutsche Bank AG London	11/19/2009	CAD	3,000,000	USD	2,814,919	(9,928)
UBS AG London	11/19/2009	DKK	4,436,174	USD	843,411	28,460
Citibank NA	11/19/2009	EUR	260,000	PLN	1,086,514	1,027
Citibank NA	11/19/2009	EUR	260,000	PLN	1,086,514	3,064
Citibank NA	11/19/2009	EUR	3,521,007	USD	5,070,286	84,816
Citibank NA	11/19/2009	EUR	3,600,000	USD	5,259,542	11,213
Credit Suisse First Boston (London)	11/19/2009	EUR	2,400,000	USD	3,384,000	129,837
UBS AG London	11/19/2009	EUR	3,828,848	USD	5,431,237	174,575
UBS AG London	11/19/2009	EUR	6,400,000	USD	9,151,360	218,871
Citibank NA	11/19/2009	GBP	2,843,605	USD	4,830,546	(284,875)
Citibank NA	11/19/2009	GBP	750,000	USD	1,232,637	(33,718)
Credit Suisse First Boston (London)	11/19/2009	GBP	400,000	USD	652,948	(13,524)
Credit Suisse First Boston (London)	11/19/2009	GBP	275,000	USD	450,687	(11,083)
Credit Suisse First Boston (London)	11/19/2009	GBP	1,500,000	USD	2,478,570	(80,731)
JPMorgan Chase Bank	11/19/2009	GBP	1,100,000	USD	1,865,787	(107,372)
UBS AG London	11/19/2009	GBP	5,945,581	USD	9,778,668	(274,304)
Credit Suisse First Boston (London)	11/19/2009	JPY	63,714,509	USD	673,017	37,434
Deutsche Bank AG London	11/19/2009	JPY	672,560,000	USD	7,111,092	388,316
Goldman Sachs International	11/19/2009	JPY	220,879,141	USD	2,421,570	41,352
Morgan Stanley London FX	11/19/2009	JPY	41,140,000	USD	423,862	34,872
UBS AG London	11/19/2009	NOK	6,237,866	USD	1,006,010	72,763
Citibank NA	11/19/2009	PLN	1,079,911	USD	379,535	(5,249)
UBS AG London	11/19/2009	PLN	7,000,000	USD	2,385,512	40,617
Credit Suisse First Boston (London)	11/19/2009	SEK	12,241,600	USD	1,707,860	51,094
Citibank NA	11/19/2009	USD	1,681,684	AUD	2,010,501	(85,037)
Citibank NA	11/19/2009	USD	1,515,069	CAD	1,630,320	(9,276)

Quarterly Report to Shareholders 5

Citibank NA	11/19/2009	USD	1,585,143	DKK	8,205,016	(27,445)
Citibank NA	11/19/2009	USD	2,846,126	EUR	2,000,000	(82,071)
Citibank NA	11/19/2009	USD	18,200,026	JPY	1,727,910,503	(1,067,112)
Citibank NA	11/19/2009	USD	995,000	JPY	90,695,245	(16,301)
Citibank NA	11/19/2009	USD	499,479	NOK	3,018,354	(22,513)
Citibank NA	11/19/2009	USD	5,120,084	PLN	14,690,031	28,668
Citibank NA	11/19/2009	USD	661,477	PLN	1,874,692	11,728
Credit Suisse First Boston (London)	11/19/2009	USD	1,768,114	CAD	1,884,809	5,823
Credit Suisse First Boston (London)	11/19/2009	USD	10,561,526	EUR	7,340,000	(184,958)
Credit Suisse First Boston (London)	11/19/2009	USD	10,579,514	GBP	6,242,337	600,768
Deutsche Bank AG London	11/19/2009	USD	414,034	EUR	287,857	(7,417)
Deutsche Bank AG London	11/19/2009	USD	1,009,078	EUR	700,000	(15,791)
Deutsche Bank AG London	11/19/2009	USD	147,946	EUR	100,000	1,536
Deutsche Bank AG London	11/19/2009	USD	17,273,392	GBP	10,195,183	975,790
Deutsche Bank AG London	11/19/2009	USD	520,033	NOK	3,159,981	(26,452)
Deutsche Bank AG London	11/19/2009	USD	7,389,059	NOK	44,677,944	(337,518)
Goldman Sachs International	11/19/2009	USD	2,949,950	AUD	3,536,008	(157,305)
Goldman Sachs International	11/19/2009	USD	1,306,091	CAD	1,391,052	5,461
Goldman Sachs International	11/19/2009	USD	6,642,365	EUR	4,610,000	(107,130)
Goldman Sachs International	11/19/2009	USD	1,766,562	EUR	1,250,000	(63,561)
Goldman Sachs International	11/19/2009	USD	423,640	GBP	250,000	24,000
Goldman Sachs International	11/19/2009	USD	6,329,267	JPY	598,160,000	(340,542)
JPMorgan Chase Bank	11/19/2009	USD	875,939	CAD	943,001	(5,764)
JPMorgan Chase Bank	11/19/2009	USD	3,046,513	DKK	15,791,295	(57,057)
JPMorgan Chase Bank	11/19/2009	USD	1,428,030	EUR	1,000,000	(36,069)
JPMorgan Chase Bank	11/19/2009	USD	13,332,969	EUR	9,259,071	(223,222)
JPMorgan Chase Bank	11/19/2009	USD	110,475	EUR	75,000	667
JPMorgan Chase Bank	11/19/2009	USD	129,702	EUR	88,500	129
JPMorgan Chase Bank	11/19/2009	USD	739,265	EUR	500,000	7,216
JPMorgan Chase Bank	11/19/2009	USD	2,262,682	JPY	215,000,000	(134,685)
Morgan Stanley London FX	11/19/2009	USD	22,778,951	EUR	16,035,530	(698,646)
UBS AG London	11/19/2009	USD	1,852,708	EUR	1,300,000	(50,620)
UBS AG London	11/19/2009	USD	5,855,874	JPY	566,327,465	(458,984)
UBS AG London	11/19/2009	USD	1,693,305	SEK	12,250,000	(66,857)

						$(1,833,680)

A	Bond is currently in default.
B	Stepped Coupon Security - A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
C	Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 3.57% of net assets.
D	Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2009.
E	Credit Linked Security - The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Inflation-Protected Security - Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
G	Par represents actual number of contracts.

6 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Western Asset Non-U.S. Opportunity Bond Portfolio - Continued

H	Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,183,701
Gross unrealized depreciation	(4,681,956)

Net unrealized appreciation	$3,501,745

I	Written options and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— United States Dollar

Notes to Portfolio of Investments (unaudited)

Organization and Significant Accounting Policies

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Core and Core Plus are contained in a separate Report to Shareholders.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Funds have adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at settlement price established by the board of trade or exchange on which they are traded. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Absolute Return

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$113,647,551	—	$113,647,551
Asset-backed securities	—	14,818,770	$1,672,132	16,490,902
Mortgage-backed securities	—	37,427,944	—	37,427,944
Loan participations and assignments	—	23,704,892	—	23,704,892
U.S. government and agency obligations	—	9,037,213	—	9,037,213
U.S. government agency mortgage-backed securities	—	50,745,751	—	50,745,751
Yankee bonds	—	10,324,698	—	10,324,698
Foreign government obligations	—	9,411,050	—	9,411,050
Preferred stocks	$234,675	712,957	—	947,632

Total long-term securities	234,675	269,830,826	1,672,132	271,737,633

Short-term securities:
U.S. government and agency obligations	—	26,492,087	—	26,492,087
Options purchased	14,500	196,103	—	210,603
Repurchase agreements	—	24,079,000	—	24,079,000

Total short-term securities	14,500	50,767,190	—	50,781,690

Total investments	249,175	320,598,016	1,672,132	322,519,323

Other financial instruments:
Futures contracts purchased	292,546	—	—	292,546
Futures contracts written	(66,343)	—	—	(66,343)
Options written	(293,847)	(1,452,081)	—	(1,745,928)
Forward currency contracts	—	48,381	—	48,381
Interest rate swaps†	—	(121,976)	—	(121,976)
Credit default swaps on corporate issues — sell†	—	(1,028,430)	—	(1,028,430)
Credit default swaps on corporate issues — buy†	—	(92,317)	—	(92,317)
Credit default swaps on credit indices — sell†	—	(340,078)	—	(340,078)
Credit default swaps on credit indices — buy†	—	454,012	—	454,012

Total other financial instruments	(67,644)	(2,532,489)	—	(2,600,133)

Total	$181,531	$318,065,527	$1,672,132	$319,919,190

†	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Yankee Bonds	Asset- Backed Securities	Mortgage Backed Securities	TOTAL
Balance as of December 31, 2008	$187,800	—	$1,952,353	$2,140,153
Accrued premiums/discounts	41,404	$8,809	1,699	51,912
Realized gain/(loss)[1]	—	(94,096)	8,208	(85,888)
Change in unrealized appreciation (depreciation)[2]	435,921	752,425	394,662	1,583,008
Net purchases (sales)	—	1,004,994	(436,205)	568,789
Net transfers in and/or out of Level 3	(665,125)	—	(1,920,717)	(2,585,842)

Balance as of September 30, 2009	—	$1,672,132	—	$1,672,132

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[2]	—	$752,425	—	$752,425

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

High Yield

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$560,592,954	$449,300	$561,042,254
Mortgage-backed securities	—	105,218	—	105,218
Yankee bonds	—	86,858,811	—	86,858,811
Common stocks and equity interests	$3,156,300	—	—	3,156,300
Preferred stocks	4,079,952	958,945	17,008	5,055,905
Warrants	—	—	1,258	1,258
Loan participations and assignments	—	25,738,882	—	25,738,882

Total long-term securities	7,236,252	674,254,810	467,566	681,958,628

Short-term securities†	—	25,833,000	—	25,833,000

Total investments	$7,236,252	$700,087,810	$467,566	$707,791,628

†	See Portfolio of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities	Corporate Bonds & Notes	Preferred Stocks	Warrants	TOTAL
Balance as of December 31, 2008	—	—	—	—
Accrued premiums/discounts	$50,104	—	—	$50,104
Realized gain/(loss)[1]	134	—	—	134
Change in unrealized appreciation (depreciation)[2]	(122,136)	—	—	(122,136)
Net purchases (sales)	521,198	$17,008	$1,258	539,464
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of September 30, 2009	$449,300	$17,008	$1,258	$467,566

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009	$(122,136)	$(94,737)	—	$(216,873)

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Inflation Indexed

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$11,150,945	—	$11,150,945
Asset-backed securities	—	460,081	—	460,081
Mortgage backed securities	—	408,469	—	408,469
U.S. government and agency obligations	—	402,584,273	—	402,584,273
Yankee bonds	—	470	—	470
Foreign government obligations	—	17,096,606	—	17,096,606
Preferred stocks	$1,315,632	—	—	1,315,632

Total long-term investments	1,315,632	431,700,844	—	433,016,476
Short-term investments†	—	1,558,000	—	1,558,000

Total investments	1,315,632	433,258,844	—	434,574,476

Other financial instruments:
Future contracts purchased	32,665	—	—	32,665
Interest rate swaps ‡	—	(670,766)	—	(670,766)
Credit default swaps on credit indices — sell ‡	—	(991,777)	—	(991,777)
Forward currency contracts	—	(332,948)	—	(332,948)

Total other financial instruments	32,665	(1,995,491)	—	(1,962,826)

Total	$1,348,297	$431,263,353	—	$432,611,650

†	See Portfolio of Investments for additional detailed categorizations.
‡	Values include any premiums paid or received with respect to swap contracts.

Intermediate

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$213,597,124	—	$213,597,124
Asset-backed securities	—	5,509,724	$338,218	5,847,942
Mortgage-backed securities	—	36,656,218	—	36,656,218
U.S. government and agency obligations	—	125,855,282	—	125,855,282
U.S. government agency mortgage-backed securities	—	8,755,023	—	8,755,023
Yankee bonds	—	63,846,485	—	63,846,485
Preferred stocks	$253,368	138,405	230,451	622,224

Total long-term securities	253,368	454,358,261	568,669	455,180,298

Short-term securities:
U.S. government and agency obligations	—	12,347,726	—	12,347,726
Options purchased	82,156	—	—	82,156
Repurchase agreements	—	48,058,000	—	48,058,000

Total short-term securities	82,156	60,405,726	—	60,487,882

Total investments	335,524	514,763,987	568,669	515,668,180

Other financial instruments:
Futures contracts purchased	965,438	—	—	965,438
Futures contracts written	(62,910)	—	—	(62,910)
Options written	(491,594)	—	—	(491,594)
Interest rate swaps†	—	(288,405)	—	(288,405)
Credit default swaps on corporate issues — sell†	—	(122,544)	—	(122,544)
Credit default swaps on credit indices — sell†	—	(1,178,832)	—	(1,178,832)
Credit default swaps on credit indices — buy†	—	(87,708)	—	(87,708)

Total other financial instruments	410,934	(1,677,489)	—	(1,266,555)

Total	$746,458	$513,086,498	$568,669	$514,401,625

†	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Yankee Bonds	Asset- Backed Securities	Preferred Stocks	TOTAL
Balance as of December 31, 2008	$95,400	—	$236,520	$331,920
Accrued premiums/discounts	21,033	—	—	21,033
Realized gain/(loss)[1]	—	—	—	—
Change in unrealized appreciation (depreciation)[2]	221,442	—	(6,069)	215,373
Net purchases (sales)	—	—	—	—
Net transfers in and/or out of Level 3	(337,875)	338,218	—	343

Balance as of September 30, 2009	—	$338,218	$230,451	$568,669

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[2]	—	$(289,297)	$(1,711,659)	$(2,000,956)

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Intermediate Plus

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds and notes	—	$32,073,664	—	$32,073,664
Asset-backed securities	—	525,750	—	525,750
Mortgage backed securities	—	4,925,870	—	4,925,870
U.S. government and agency obligations	—	11,865,818	—	11,865,818
U.S. government agency mortgage-backed securities	—	385,803		385,803
Yankee bonds	—	9,367,828	—	9,367,828
Preferred stocks	$36,104	150,035	—	186,139

Total long-term investments	36,104	59,294,768	—	59,330,872

Short-term investments:
U.S. government and agency obligations	—	7,403,832	—	7,403,832
Options purchased	12,475	—	—	12,475
Repurchase agreements	—	4,642,000	—	4,642,000

Total short-term investments	12,475	12,045,832	—	12,058,307

Total investments	48,579	71,340,600	—	71,389,179

Other financial instruments:
Future contracts purchased	229,431	—	—	229,431
Future contracts written	(32,134)	—	—	(32,134)
Written options	(73,338)	—	—	(73,338)
Interest rate swaps†	—	(42,627)	—	(42,627)
Credit default swaps on corporate issues - sell†	—	(15,318)	—	(15,318)
Credit default swaps on credit indices - sell†	—	(116,733)	—	(116,733)
Credit default swaps on credit indices - buy†	—	(12,825)	—	(12,825)
Forward currency contracts	—	22,537	—	22,537

Total other financial instruments	123,959	(164,966)	—	(41,007)

Total	$172,538	$71,175,634	—	$71,348,172

†	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Yankee Bonds
Balance as of December 31, 2008	$21,600
Accrued premiums/discounts	4,762
Realized gain/(loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	50,138
Net purchases (sales)	—
Net transfers in and/or out of Level 3	(76,500)

Balance as of September 30, 2009	—

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[2]	—

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Limited Duration

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds & notes	—	$12,984,246	—	$12,984,246
Asset-backed securities	—	8,844,706	—	8,844,706
Mortgage-backed securities	—	5,733,233	—	5,733,233
U.S. government and agency obligations	—	10,621,993	—	10,621,993
U.S. government agency mortgage-backed securities	—	6,462,633	—	6,462,633
Yankee bonds	—	12,788,776	—	12,788,776
Preferred stocks	$36,195	—	—	36,195

Total long-term investments	36,195	57,435,587	—	57,471,782

Short-term investments:
U.S. government and agency obligations	—	29,987	—	29,987
Options purchased	8,788	—	—	8,788
Repurchase agreements	—	774,000	—	774,000

Total short-term investments	8,788	803,987	—	812,775

Total investments	44,983	58,239,574	—	58,284,557

Other financial instruments:
Futures contracts purchased	48,167	—	—	48,167
Futures contracts written	(76,302)	—	—	(76,302)
Options written	(43,263)	—	—	(43,263)
Credit default swaps on credit indices - sell protection†	—	(87,915)	—	(87,915)
Credit default swaps on credit indices - buy protection†	—	(13,239)	—	(13,239)

Total other financial instruments	(71,398)	(101,154)	—	(172,552)

Total	$(26,415)	$58,138,420	—	$58,112,005

†	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Yankee Bonds
Balance as of December 31, 2008	$42,000
Accrued premiums/discounts	9,260
Realized gain/(loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	97,490
Net purchases (sales)	—
Net transfers in and/or out of Level 3	(148,750)

Balance as of September 30, 2009	—

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009	—

[1]	This amount is included in net realized gain (loss) from investment.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

Non-U.S.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments:
Corporate bonds & notes	—	$33,503,690	—	$33,503,690
Foreign government obligations	—	46,958,866	—	46,958,866

Total long-term investments	—	80,462,556	—	80,462,556

Short-term investments:
Options purchased	$43,938	—	—	43,938
Repurchase agreement	—	1,681,000	—	1,681,000

Total short-term investments	43,938	1,681,000	—	1,724,938

Total investments	43,938	82,143,556	—	82,187,494

Other financial instruments:
Written options	(64,750)	—	—	(64,750)
Futures contracts purchased	60,630	—	—	60,630
Futures contracts written	(196,486)	—	—	(196,486)
Forward foreign currency contracts	—	(1,833,680)	—	(1,833,680)
Credit default swaps on corporate issues - buy protection†	—	35,587	—	35,587
Credit default swaps on credit indices - buy protection†	—	29,755	—	29,755

Total other financial instruments	(200,606)	(1,768,338)	—	(1,968,944)

Total	$(156,668)	$80,375,218	—	$80,218,550

†	Values include any premiums paid or received with respect to swap contracts.

With respect to Absolute Return, Inflation Indexed, Intermediate Plus, and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Futures Contracts

Each Fund may use futures contracts to gain exposure to, or hedge against changes in value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Loan Participations

Each Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Written Options

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Forward Currency Exchange Contracts

As part of their investment program, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Portfolio of Investments. The risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As disclosed in the Fair Values of Derivatives – Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of September 30, 2009 were:

Absolute	$2,171,005
Inflation Indexed	614,436
Intermediate	865,338
Intermediate Plus	75,253
Limited	123,684
Non-U.S.	47,105

The aggregate fair value of assets posted as collateral, for all swaps were:

	Cash	Securities
Absolute	$3,000,000	—
Inflation Indexed	—	$1,411,786
Intermediate	1,700,000	—
Intermediate Plus	—	—
Limited	—	—
Non-U.S.	—	—

If a defined credit event had occurred as of September 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay up to (see table below) less the value of the contracts’ related reference obligations.

Absolute	$24,124,546
Inflation Indexed	16,182,000
Intermediate	19,718,981
Intermediate Plus	2,120,339
Limited	408,908
Non-U.S.	—

Credit Default Swaps

Each Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

Each Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

As of September, 2009, the three-month London Interbank Offered Rates was 0.28688%.

The following is a summary of open swap contracts outstanding as of September 30, 2009.

Absolute Return

Swap Counterparty	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Banc of America Securities LLC	March 1, 2013	5.104% Semi- Annually	3-month LIBOR	$100,000	—	$(10,011)

Barclays Capital Inc.	June 25, 2012	5.06% Semi- Annually	3-month LIBOR	60,000	—	(5,342)

Citigroup Global Markets	September 15, 2011	3.34% Semi- Annually	3-month LIBOR	150,000	—	(6,015)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi- Annually	3-month LIBOR	50,000	—	(4,348)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi- Annually	3-month LIBOR	50,000	—	(5,116)

Credit Suisse First Boston USA	February 28, 2014	2.75013% Semi- Annually	3-month LIBOR	15,740,000	—	(81,510)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi- Annually	3-month LIBOR	50,000	—	(6,284)

RBS Greenwich	April 1, 2012	5.011% Semi- Annually	3-month LIBOR	40,000	—	(3,350)

Net unrealized depreciation on interest rate swaps						$(121,976)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At September 30, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	9.41%	2.35% Quarterly	$2,350,000	$(392,763)	—	$(392,763)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	4.60%	3.15% Quarterly	3,000,000	(115,646)	—	(115,646)

Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14)	September 20, 2012	4.60%	3.65% Quarterly	3,000,000	(75,869)	—	(75,869)

Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14)	September 20, 2012	12.19%	2.97% Quarterly	2,000,000	(444,152)	—	(444,152)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(1,028,430)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	$110,000	$13,290	—	13,290

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	60,000	2,059	—	2,059

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	50,000	(1,522)	—	(1,522)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	50,000	2,017	—	2,017

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	50,000	1,393	—	1,393

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	40,000	3,053	—	3,053

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	150,000	(957)	—	(957)

The Goldman Sachs Group, Inc. (Citigroup Inc., 6.5%, due 1/18/2011)	March 20, 2014	4.7% Quarterly	1,000,000	(111,650)	—	(111,650)

Net unrealized depreciation on buys of credit default swaps on corporate issues						$(92,317)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (ABX.HE-AAA 06-2)	May 25, 2046	0.11% Monthly	$696,146	$(403,765)	$(31,335)	$(372,430)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	8,555	3,883	4,672

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	2,147,200	10,456	19,440	(8,984)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	5,856,000	28,516	17,623	10,893

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,756,800	8,555	(18,257)	26,812

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	1,561,600	7,605	(16,711)	24,316

Net unrealized depreciation on sales of credit default swaps on credit indices						$(314,721)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$780,800	$(3,802)	$11,884	$(15,686)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	878,400	(4,277)	2,711	(6,988)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	3,123,200	(15,209)	16,945	(32,154)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	1,800,000	(14,894)	54,317	(69,211)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	240,000	(1,986)	6,175	(8,161)

Credit Suisse First Boston USA (CDX IG 11)	March 20, 2013	1.5% Quarterly	2,900,000	(23,996)	88,136	(112,132)

Morgan Stanley & Co., Inc. (CDX HY 12)	June 20, 2014	5% Quarterly	8,836,000	532,875	866,012	(333,137)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	1,659,200	(8,080)	36,836	(44,916)

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	800,000	(6,619)	18,028	(24,647)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(647,032)

Inflation Indexed

Swap Counterparty	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Barclays Capital Inc.	March 18, 2039	4.25% Semi- Annually	3-month LIBOR	$11,670,000	$(3,302,733)	$2,631,967

Net unrealized appreciation on interest rate swaps						$2,631,967

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	$6,264,000	$(383,914)	$(247,839)	$(136,075)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	2.75% Quarterly	9,918,000	(607,863)	(129,502)	(478,361)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(614,436)

Intermediate

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Morgan Stanley & Co., Inc.	February 28, 2014	2.9075% Semi-Annually	3-month LIBOR	$25,300,000	$39	$(288,444)

Net unrealized depreciation on interest rate swaps						$(288,444)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At September 30, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	June 26, 2012	9.51%	2.6% Quarterly	$800,000	$(122,544)	—	$(122,544)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(122,544)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$11,368,039	$(804,235)	$(1,007,683)	$203,448

The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)	June 20, 2012	1% Quarterly	7,550,942	(374,597)	(38,966)	(335,631)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(132,183)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$10,600,000	$(87,708)	$319,455	$(407,163)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(407,163)

Intermediate Plus

Swap Counterparty	Termination Date	Periodic Payments Made by the Fund ‡	Periodic Payments Received by the Fund ‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Interest Rate Swaps:
Deutsche Bank AG	February 28, 2014	2.90288% Semi-Annually	3-month LIBOR	$3,800,000	$(90)	$(42,537)

Net unrealized depreciation on interest rate swaps						$(42,537)

CREDIT DEFAULT SWAP ON CORPORATE ISSUES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At September 30, 2009 (2)	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)	June 26, 2012	9.51%	2.6% Quarterly	$100,000	$(15,318)	—	$(15,318)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(15,318)

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (iBoxx HY3)	December 20, 2009	3.75% Quarterly	$348,000	$1,577	$1,943	$(366)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	1,672,339	(118,310)	(153,481)	35,171

Net unrealized appreciation on sales of credit default swaps on credit indices						$34,805

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$1,550,000	$(12,825)	$46,744	$(59,569)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(59,569)

Limited Duration

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	$408,908	$(87,915)	$(25,345)	$(62,570)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(62,570)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	$1,600,000	$(13,239)	$47,875	$(61,114)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(61,114)

Non-U.S.

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (Republic of Ireland, 3.875%, due 07/15/10)	September 20, 2014	1% Quarterly	$2,605,000	$35,587	$63,373	$(27,786)

Net unrealized depreciation on buys of credit default swaps on corporate issues						$(27,786)

CREDIT DEFAULT SWAP ON CREDIT INDICES—BUY PROTECTION(4)

Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund ‡	Contract Notional Amount (3)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (ITRAXX EURPOE 5YR S12)	December 20, 2014	1% Quarterly	$2,934,000	$(25,829)	$(38,873)	$13,044

JP Morgan Chase & Co. (ITRAXX EURPOE 5YR S12)	December 20, 2014	1% Quarterly	2,879,000	55,584	74,903	(19,319)

Net unrealized depreciation on buys of credit default swaps on credit indices						$(6,275)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
‡	Percentage shown is an annual percentage rate.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at September 30, 2009.

Absolute Return

	Futures Contracts			Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	$292,546	$(66,343)	$(1,745,928)	—	—	$(121,976)	$(1,641,701)
Foreign Exchange Contracts	—	—	—	$151,891	$(103,510)	—	$48,381
Credit Contracts	—	—	—	—	—	(1,006,813)	$(1,006,813)

Total	$292,546	$(66,343)	$(1,745,928)	$151,891	$(103,510)	$(1,128,789)	$(2,600,133)

The Fund had average market values of $3,689,942, $7,780,466, $9,365,492, $154,779,035, and $29,612,119 in written options, forward foreign currency contracts (to buy), forward foreign currency contracts (to sell), futures contracts (to buy), and future contracts (to sell), respectively, average notional balances in interest rate swap contracts of $24,431,300, average notional balances of $13,906,400 and $30,873,516 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

High Yield

At September 30, 2009, the Fund did not hold any derivative instruments.

The Fund had average notional balances of $1,107,692 in credit default swap contracts (to sell protection) during the period ended September 30, 2009.

Inflation Indexed

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	$32,665	—	—	—	$(670,766)	$(638,101)
Foreign Exchange Contracts	—	—	$2,423,343	$(2,756,291)	—	$(332,948)
Credit Contracts	—	—	—	—	(991,777)	$(991,777)

Total	$32,665	—	$2,423,343	$(2,756,291)	$(1,662,543)	$(1,962,826)

The Fund had average market values of $46,980, $81,657,406, $86,473,081, $14,363,992, and $6,080,656 in written options, forward foreign currency contracts (to buy), forward foreign currency contracts (to sell), futures contracts (to buy), and future contracts (to sell), respectively, average notional balances in interest rate swap contracts of $10,503,000, average notional balances of $59,792,000 in credit default swap contracts (to sell protection), during the period ended September 30, 2009.

Intermediate

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Swap Contracts, at value	Total
Interest Rate Contracts	$965,438	$(62,910)	$(491,594)	$(288,405)	$122,529
Credit Contracts	—	—	—	(1,389,084)	$(1,389,084)

Total	$965,438	$(62,910)	$(491,594)	$(1,677,489)	$(1,266,555)

The Fund had average market values of $1,522,893, $194,232,527, and $5,200,600 in written options, futures contracts (to buy), and future contracts (to sell), respectively, average notional balances in interest rate swap contracts of $9,190,000, average notional balances of $12,379,968 and $41,976,315 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

Intermediate Plus

	Futures Contracts			Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	$229,431	$(32,134)	$(73,338)	—	—	$(42,627)	$81,332
Foreign Exchange Contracts	—	—	—	$164,543	$(142,006)	—	$22,537
Credit Contracts	—	—	—	—	—	(144,876)	$(144,876)

Total	$229,431	$(32,134)	$(73,338)	$164,543	$(142,006)	$(187,503)	$(41,007)

The Fund had average market values of $221,085, $3,764,004, $4,151,054, $34,578,749, and $1,493,011 in written options, forward foreign currency contracts (to buy), forward foreign currency contracts (to sell), futures contracts (to buy), and future contracts (to sell), respectively, average notional balances in interest rate swap contracts of $1,330,000, average notional balances of $1,784,976 and $6,207,505 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

Limited Duration

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Swap Contracts, at value	Total
Interest Rate Contracts	$48,167	$(76,302)	$(43,263)	—	$(71,398)
Credit Contracts	—	—	—	$(101,154)	$(101,154)

Total	$48,167	$(76,302)	$(43,263)	$(101,154)	$(172,552)

The Fund had average market values of $103,576, $29,593,646, and $5,338,085 in written options, futures contracts (to buy), and future contracts (to sell), respectively, average notional balances in interest rate swap contracts of $1,593,000, average notional balances of $970,000 and $2,858,336 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

Non-U.S.

	Futures Contracts			Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Written Options, at value	Unrealized Appreciation	Unrealized Depreciation	Swap Contracts, at value	Total
Interest Rate Contracts	$133,100	$(268,956)	$(64,750)	—	—	—	$(200,606)
Foreign Exchange Contracts			—	$3,269,437	$(5,103,117)	—	$(1,833,680)
Credit Contracts	—	—	—	—	—	$65,342	$65,342

Total	$133,100	$(268,956)	$(64,750)	$3,269,437	$(5,103,117)	$65,342	$(1,968,944)

The Fund had average market values of $41,088, $92,552,803, $179,314,547, $30,927,081, and $30,483,800 in written options, forward foreign currency contracts (to buy), forward foreign currency contracts (to sell), futures contracts (to buy), and future contracts (to sell), respectively, average notional balances of $781,500 and $2,126,200 in credit default swap contracts (to buy protection) and credit default swap contracts (to sell protection), respectively, during the period ended September 30, 2009.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 24, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Principal Financial and Accounting Officer

Date: November 24, 2009